UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09871

CULLEN FUNDS TRUST

(exact name of registrant as specified in charter)

645 Fifth Avenue, New York, NY 10022

(Address of principal executive offices) (Zip code)

Brooks Cullen

645 Fifth Avenue

New York, NY 10022

(Name and address of agent for service)

registrant’s telephone number, including area code: 212-644-1800

Date of fiscal year end: June 30

Date of reporting period: July 1, 2021 – June 30, 2022

Item 1.	Report to Shareholders.

(a)

Annual Report

June 30, 2022

International High Dividend Fund

High Dividend Equity Fund

Small Cap Value Fund

Value Fund

Emerging Markets High Dividend Fund

Enhanced Equity Income Fund

Table of Contents

Shareholder Letter	3
Fund Performance	6
Disclosure of Fund Expenses	27
Schedule of Investments	30
Statements of Assets and Liabilities	43
Statements of Operations	45
Statements of Changes in Net Assets	46
Financial Highlights	49
Notes to Financial Statements	70
Report of Independent Registered Public Accounting Firm	79
Additional Information	80
Board of Trustees	81
Board Approval of Investment Advisory Agreements	83

Cullen Funds

Shareholder Letter

June 30, 2022 (Unaudited)

August 25, 2022

Retail Class Performance for the twelve months ended June 30, 2022 for the Cullen High Dividend Equity Fund (“High Dividend Fund”), Cullen International High Dividend Fund (“International High Dividend Fund”), Cullen Small Cap Value Fund (“Small Cap Fund”), Cullen Value Fund (“Value Fund”), Cullen Emerging Markets High Dividend Fund (“Emerging Markets High Dividend Fund”), and Cullen Enhanced Equity Income Fund (“Enhanced Equity Income Fund”) versus their respective benchmarks was as follows:

Fund/Benchmark	Performance
Cullen International High Dividend Fund	(13.71)%
MSCI EAFE Gross Total Return Index	(17.33)%
Cullen High Dividend Equity Fund	(3.53)%
S&P 500 Total Return Index	(10.62)%
Cullen Small Cap Value Fund	(6.35)%
Russell 2000 Value Total Return Index	(16.28)%
Cullen Value Fund	(6.72)%
S&P 500 Total Return Index	(10.62)%
Cullen Emerging Markets High Dividend Fund	(17.95)%
MSCI Emerging Markets Net Total Return Index	(25.29)%
Cullen Enhanced Equity Income Fund	(3.19)%
Cboe S&P 500 BuyWrite Index	(2.62)%

Please refer to the financial highlights for each Fund’s respective share class performance on pages 49-69 of this annual report.

Portfolio Review - International High Dividend Fund

The International High Dividend Fund’s performance versus the MSCI EAFE Index during the period was primarily due to the Fund’s stock selection in Communication Services and Financials as well as an underweight allocation to the Information Technology and Consumer Discretionary sectors. Partially offsetting relative performance during the period was the Fund’s stock selection within Materials and Utilities.

Portfolio Review - High Dividend Fund

The High Dividend Fund’s outperformance versus the S&P 500 Index during the period was primarily due to the Fund’s allocation in Energy, the best performing sector for the period, Communication Services and Consumer Staples as well as superior stock selection within Communication Services. Stock selection within Consumer Staples and Real Estate slightly offset relative performance.

Portfolio Review - Small Cap Fund

The Small Cap Fund’s performance versus the Russell 2000 Value Index during the period was mainly due to stock selection and allocation to the Energy and Healthcare sectors as well as the Fund’s lack of exposure to Communication Services. Partially offsetting relative performance was the Fund’s stock selection in Information Technology and Industrials.

Portfolio Review - Value Fund

The Value Fund’s performance versus the S&P 500 Index during the period was primarily due to an overweight allocation and strong stock selection in Health Care as well as an overweight allocation to Energy, the best performing sector for the period. The Fund’s underweight exposure in Utilities and stock selection in Communication Services slightly offset relative performance.

Portfolio Review - Emerging Markets High Dividend Fund

The Emerging Markets High Dividend Fund’s performance versus the MSCI Emerging Markets Index during the period was primarily due to an underweight allocation and strong stock selection within the Consumer Discretionary sector as well as an underweight exposure to Information Technology. Offsetting relative performance was primarily stock selection within the Financials sector.

Portfolio Review - Enhanced Equity Income Fund

The Enhanced Equity Income Fund’s performance versus the S&P 500 Index during the period was primarily due to the Fund’s overweight exposure to Energy as well as stock selection within Consumer Discretionary and Communication Services. Stock selection within Information Technology and Financials slightly offset relative performance. The Fund’s use of covered call options1 contributed premiums of approximately 3.1% of average net assets during the period.

Cullen Funds

Shareholder Letter

June 30, 2022 (Unaudited) (Continued)

Outlook

The equity market downturn that began in January 2022 hit bear market territory in the 2nd quarter as decades-high inflation, expected to peak by mid-year, has remained persistently high. As a result, global central banks accelerated rate hikes throughout the quarter serving to withdraw liquidity and tighten financial conditions, pressuring almost all asset classes. All the while, the surging US dollar, widening credit spreads and increasing pockets of economic weakness have further raised alarm. Fears of a potential recession driven by a combination of monetary tightening and weakening growth soon shifted to concerns that the Federal Reserve will not be aggressive enough to bring inflation down. This view rests on the belief that a prolonged period of inflation will lengthen the Fed tightening cycle, increasing the odds of recession.

The track record of the Fed engineering a soft landing while raising interest rates is poor. That coupled with a multi-decade paradigm shift at the Fed clearly prioritizing price stability over growth, suggests that the Fed will continue raising interest rates until inflation has broken convincingly low. Over the past half century of Fed rate hike cycles, the Fed Funds rate has ended at levels higher than CPI. There has only been once instance, during the 1994-1995 cycle, when the Fed tightened above the neutral rate that didn’t result in recession. Today, given the wide spread between the Fed Funds rate and CPI, either inflation will need to fall significantly, or Fed tightening has a way to go. That being said, a recession could be short and shallow in nature given the strength of consumer finances, a well-capitalized banking system and market excesses that have already corrected considerably.

The only good news in all of this is that historically difficult markets like the one we’re in tend to be very good for the relative performance of value investing in our opinion. The current environment where risks abound even as we move to an eventual market bottom, favors Value and High Dividend stocks. Considering the increasing odds of a US recession, Value stocks have historically led the market coming out of a recession - outperforming in all 14 out of 14 recessions since 1929. The outperformance of Value stocks over the S&P 500 has averaged +28% over approximately 12 months (BofA/ML, US Equity Strategy in Pictures, 4/29/2022).

In the first year of Fed rate hike cycles, Value has been one of the best performing factors, outperforming the market by an average 7.0 percentage points (BofA/ML, US Equity Strategy in Pictures, 4/29/2022). Two years into a rate hike cycle, High Dividend stocks have outperformed non-Dividend stocks by an average 12% (Ned Davis Research, Dividend stocks during tightening cycles, 2/15/2022). And despite the recent relative outperformance of Value stocks, the valuation spread between Growth and Value is still wide at 7.3x (90% percentile) vs. the long-term historical median of 4.3x.

As we have regularly pointed out, the key to success in the stock market is to invest with a discipline and invest for the long-term, and not to lose focus and be distracted by bear markets and recessions. We believe the best way to avoid the extreme volatility of the stock market is to take a long term view (that is, five years) and invest with a price discipline. Given the incredibly strong equity returns generated this past decade combined with still elevated valuation levels, we believe earnings2 and dividend yield3 along with dividend growth4 become more important.

Sincerely,

James P. Cullen

Chairman and Chief Executive Officer

1 Covered call option is an options strategy whereby an investor holds a long position in an asset and writes (sells) call options on that same asset in an attempt to generate increased income from the asset.

2 The Price-to-Earnings Ratio, or Price/Earnings, is a ratio that measures current share price relative to earnings per share.

3 A dividend yield is a financial ratio that indicates how much a company pays out in dividends each year relative to its share price.

4 Dividend growth is the annualized percentage rate of growth that a particular stock's dividend undergoes over a period of time.

The above outlook reflects the opinions of the authors, is subject to change, is not guaranteed, and should not be considered investment advice.

The Cullen International High Dividend Fund, Cullen High Dividend Equity Fund, Cullen Value Fund, Cullen Emerging Markets High Dividend Fund, and Cullen Enhanced Equity Income Fund’s investment objectives are capital appreciation and current income. The Cullen Small Cap Value Fund’s objective is capital appreciation.

Past performance does not guarantee future results. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You can obtain performance data current to the most recent month end by calling 1-877-485-8586 or visiting our website: www.cullenfunds.com. The Cullen Funds impose a 2% redemption fee on shares held less than seven days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Mutual fund investing involves risk. Principal loss is possible. The Funds may also invest in medium- and small-capitalization companies, which will involve additional risks such as limited liquidity and greater volatility.

The S&P 500 Index is an unmanaged index commonly used to measure performance of U.S. stocks. The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East. The Russell 2000 Value Index is an unmanaged index commonly used to measure performance of small capitalization stocks. The MSCI Emerging Markets Index is an unmanaged index of common stocks of in global emerging economies. The MSCI Emerging Markets Index is an unmanaged index of common stocks of in global emerging economies. The CBOE S&P 500 BuyWrite Index is an unmanaged index designed to track

Cullen Funds

Shareholder Letter

June 30, 2022 (Unaudited) (Continued)

the performance of a hypothetical buy-write strategy on the S&P 500 Index, which itself is also unmanaged index commonly used to measure performance of U.S. stocks. It is not possible to invest directly in an index.

Fund holdings and/or sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to each Fund’s Schedule of Investments in the report for complete fund holdings information.

Current and future portfolio holdings are subject to risk.

Investment performance reflects fee waivers. In the absence of such waivers, total returns would be reduced.

Must be accompanied or preceded by a current prospectus.

The Cullen Funds are distributed by ALPS Distributors, Inc. (08/21)

Cullen International High Dividend Fund - Retail Class

Fund Performance

June 30, 2022 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2022
	1 Year	5 Year	10 Year	Annualized Since Inception (12/15/2005)
Cullen International High Dividend Fund - Retail	(13.71)%	0.63%	3.07%	2.61%
MSCI EAFE Index	(17.33)%	2.69%	5.89%	3.91%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 06/30/2012. Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen International High Dividend Fund - Class C

Fund Performance

June 30, 2022 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2022
	1 Year	5 Year	10 Year	Annualized Since Inception (12/15/2005)
Cullen International High Dividend Fund - Class C	(14.38)%	(0.13)%	2.30%	1.87%
MSCI EAFE Index	(17.33)%	2.69%	5.89%	3.91%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 06/30/2012 . Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen International High Dividend Fund - Class I

Fund Performance

June 30, 2022 (Unaudited)

Growth of $1,000,000 Investment

Average Annual Total Return as of June 30, 2022
	1 Year	5 Year	10 Year	Annualized Since Inception (12/15/2005)
Cullen International High Dividend Fund - Class I	(13.49)%	0.90%	3.33%	2.89%
MSCI EAFE Index	(17.33)%	2.69%	5.89%	3.91%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $1,000,000 made on 06/30/2012 . Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen International High Dividend Fund - Class R2

Fund Performance

June 30, 2022 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2022
	1 Year	5 Year	10 Year	Annualized Since Inception (3/4/2010)
Cullen International High Dividend Fund - Class R2	(13.85)%	0.43%	2.85%	2.90%
MSCI EAFE Index	(17.33)%	2.69%	5.89%	4.90%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 06/30/2012 . Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen High Dividend Equity Fund - Retail Class

Fund Performance

June 30, 2022 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2022
	1 Year	5 Year	10 Year	Annualized Since Inception (8/1/2003)
Cullen High Dividend Equity Fund - Retail	(3.53)%	5.83%	8.40%	7.63%
S&P 500 Index	(10.62)%	11.31%	12.96%	9.57%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 06/30/2012 . Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen High Dividend Equity Fund - Class C

Fund Performance

June 30, 2022 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2022
	1 Year	5 Year	10 Year	Annualized Since Inception (10/7/2004)
Cullen High Dividend Equity Fund - Class C	(4.30)%	4.99%	7.59%	6.25%
S&P 500 Index	(10.62)%	11.31%	12.96%	9.23%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 06/30/2012 . Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen High Dividend Equity Fund - Class I

Fund Performance

June 30, 2022 (Unaudited)

Growth of $1,000,000 Investment

Average Annual Total Return as of June 30, 2022
	1 Year	5 Year	10 Year	Annualized Since Inception (10/7/2004)
Cullen High Dividend Equity Fund - Class I	(3.35)%	6.09%	8.67%	7.31%
S&P 500 Index	(10.62)%	11.31%	12.96%	9.23%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $1,000,000 made on 06/30/2012 . Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen High Dividend Equity Fund - Class R1

Fund Performance

June 30, 2022 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2022
	1 Year	5 Year	10 Year	Annualized Since Inception (3/3/2010)
Cullen High Dividend Equity Fund - Class R1	(4.04)%	5.30%	7.85%	8.57%
S&P 500 Index	(10.62)%	11.31%	12.96%	12.61%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 06/30/2012 . Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen High Dividend Equity Fund - Class R2

Fund Performance

June 30, 2022 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2022
	1 Year	5 Year	10 Year	Annualized Since Inception (3/4/2010)
Cullen High Dividend Equity Fund - Class R2	(3.82)%	5.56%	8.09%	8.88%
S&P 500 Index	(10.62)%	11.31%	12.96%	12.57%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 06/30/2012 . Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen Small Cap Value Fund - Retail Class

Fund Performance

June 30, 2022 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2022
	1 Year	5 Year	10 Year	Annualized Since Inception (10/1/2009)
Cullen Small Cap Value Fund - Retail	(6.35)%	7.32%	6.88%	7.57%
Russell 2000 Value Index	(16.28)%	4.89%	9.05%	9.69%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Russell 2000 Value Index is a small-cap stock market index of the smallest 2,000 stocks in the Russell 3000 Index, which measures performance of the 3,000 largest publicly held companies incorporated in America as measured by total market capitalization.

This chart assumes an initial gross investment of $10,000 made on 06/30/2012. Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen Small Cap Value Fund - Class C

Fund Performance

June 30, 2022 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2022
	1 Year	5 Year	10 Year	Annualized Since Inception (10/1/2009)
Cullen Small Cap Value Fund - Class C	(7.11)%	6.51%	6.08%	6.77%
Russell 2000 Value Index	(16.28)%	4.89%	9.05%	9.69%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Russell 2000 Value Index is a small-cap stock market index of the smallest 2,000 stocks in the Russell 3000 Index, which measures performance of the 3,000 largest publicly held companies incorporated in America as measured by total market capitalization.

This chart assumes an initial gross investment of $10,000 made on 06/30/2012. Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen Small Cap Value Fund - Class I

Fund Performance

June 30, 2022 (Unaudited)

Growth of $1,000,000 Investment

Average Annual Total Return as of June 30, 2022
	1 Year	5 Year	10 Year	Annualized Since Inception (10/1/2009)
Cullen Small Cap Value Fund - Class I	(6.11)%	7.59%	7.11%	7.82%
Russell 2000 Value Index	(16.28)%	4.89%	9.05%	9.69%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Russell 2000 Value Index is a small-cap stock market index of the smallest 2,000 stocks in the Russell 3000 Index, which measures performance of the 3,000 largest publicly held companies incorporated in America as measured by total market capitalization.

This chart assumes an initial gross investment of $1,000,000 made on 06/30/2012. Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen Value Fund - Retail Class

Fund Performance

June 30, 2022 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2022
	1 Year	5 Year	Annualized Since Inception (8/31/2012)
Cullen Value Fund - Retail	(6.72)%	6.79%	9.21%
S&P 500 Index	(10.62)%	11.31%	12.78%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 8/31/2012 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen Value Fund - Class C

Fund Performance

June 30, 2022 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2022
	1 Year	5 Year	Annualized Since Inception (8/31/2012)
Cullen Value Fund - Class C	(7.45)%	6.00%	8.39%
S&P 500 Index	(10.62)%	11.31%	12.78%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 8/31/2012 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen Value Fund - Class I

Fund Performance

June 30, 2022 (Unaudited)

Growth of $1,000,000 Investment

Average Annual Total Return as of June 30, 2022
	1 Year	5 Year	Annualized Since Inception (8/31/2012)
Cullen Value Fund - Class I	(6.51)%	7.05%	9.48%
S&P 500 Index	(10.62)%	11.31%	12.78%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $1,000,000 made on 8/31/2012 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen Emerging Markets High Dividend Fund - Retail Class

Fund Performance

June 30, 2022 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2022
	1 Year	5 Year	Annualized Since Inception (8/31/2012)
Cullen Emerging Markets High Dividend Fund - Retail	(17.95)%	1.49%	2.84%
MSCI Emerging Markets Index	(25.29)%	2.18%	2.95%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI Emerging Markets Index is an unmanaged index of common stocks in global emerging economies.

This chart assumes an initial gross investment of $10,000 made on 8/31/2012 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen Emerging Markets High Dividend Fund - Class C

Fund Performance

June 30, 2022 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2022
	1 Year	5 Year	Annualized Since Inception (8/31/2012)
Cullen Emerging Markets High Dividend Fund - Class C	(18.58)%	0.72%	2.06%
MSCI Emerging Markets Index	(25.29)%	2.18%	2.95%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI Emerging Markets Index is an unmanaged index of common stocks in global emerging economies.

This chart assumes an initial gross investment of $10,000 made on 8/31/2012 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen Emerging Markets High Dividend Fund - Class I

Fund Performance

June 30, 2022 (Unaudited)

Growth of $1,000,000 Investment

Average Annual Total Return as of June 30, 2022
	1 Year	5 Year	Annualized Since Inception (8/31/2012)
Cullen Emerging Markets High Dividend Fund - Class I	(17.75)%	1.74%	3.11%
MSCI Emerging Markets Index	(25.29)%	2.18%	2.95%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI Emerging Markets Index is an unmanaged index of common stocks in global emerging economies.

This chart assumes an initial gross investment of $1,000,000 made on 8/31/2012 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen Enhanced Equity Income Fund - Retail Class

Fund Performance

June 30, 2022 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2022
	1 Year	5 Year	Annualized Since Inception (12/15/2015)
Cullen Enhanced Equity Income Fund - Retail	(3.19)%	5.81%	7.07%
Cboe S&P 500 BuyWrite Index	(2.62)%	4.09%	5.32%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The CBOE S&P 500 BuyWrite Index is a benchmark index designed to show the hypothetical performance of a portfolio that engages in a buy-write strategy using S&P 500 index call options.

This chart assumes an initial gross investment of $10,000 made on 12/15/2015 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen Enhanced Equity Income Fund - Class C

Fund Performance

June 30, 2022 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2022
	1 Year	5 Year	Annualized Since Inception (12/15/2015)
Cullen Enhanced Equity Income Fund - Class C	(3.88)%	5.02%	6.28%
Cboe S&P 500 BuyWrite Index	(2.62)%	4.09%	5.32%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The CBOE S&P 500 BuyWrite Index is a benchmark index designed to show the hypothetical performance of a portfolio that engages in a buy-write strategy using S&P 500 index call options.

This chart assumes an initial gross investment of $10,000 made on 12/15/2015 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen Enhanced Equity Income Fund - Class I

Fund Performance

June 30, 2022 (Unaudited)

Growth of $1,000,000 Investment

Average Annual Total Return as of June 30, 2022
	1 Year	5 Year	Annualized Since Inception (12/15/2015)
Cullen Enhanced Equity Income Fund - Class I	(2.90)%	6.06%	7.34%
Cboe S&P 500 BuyWrite Index	(2.62)%	4.09%	5.32%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The CBOE S&P 500 BuyWrite Index is a benchmark index designed to show the hypothetical performance of a portfolio that engages in a buy-write strategy using S&P 500 index call options.

This chart assumes an initial gross investment of $1,000,000 made on 12/15/2015 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen Funds

Disclosure of Fund Expenses

June 30, 2022 (Unaudited)

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.

Actual Expenses

The first sets of lines of the tables below provide information about actual account values and actual expenses. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by the Funds’ transfer agent. If you request that redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. You will be charged a 2% redemption fee if you redeem or exchange shares of the Funds within seven (7) days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. The examples below include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the examples below do not include portfolio trading commissions and related expenses. You may use the information within these lines, together with the amount you invested, to estimate the expenses that you paid over the six-month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of lines within the tables below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Net Expense Ratio(a)	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period January 1, 2022 to June 30, 2022(b)
Cullen International High Dividend Fund
Retail
Actual	1.25%	$1,000.00	$850.92	$5.74
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.60	$6.26
Class C
Actual	2.00%	$1,000.00	$847.50	$9.16
Hypothetical (5% return before expenses)	2.00%	$1,000.00	$1,014.88	$9.99
Class I
Actual	1.00%	$1,000.00	$851.91	$4.59
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,019.84	$5.01
Class R2
Actual	1.03%	$1,000.00	$851.05	$4.73
Hypothetical (5% return before expenses)	1.03%	$1,000.00	$1,019.67	$5.16

Cullen Funds

Disclosure of Fund Expenses

June 30, 2022 (Unaudited)

	Net Expense Ratio(a)	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period January 1, 2022 to June 30, 2022(b)
Cullen High Dividend Equity Fund
Retail
Actual	1.00%	$1,000.00	$895.40	$4.70
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,019.84	$5.01
Class C
Actual	1.75%	$1,000.00	$891.80	$8.21
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.12	$8.75
Class I
Actual	0.75%	$1,000.00	$896.00	$3.53
Hypothetical (5% return before expenses)	0.75%	$1,000.00	$1,021.08	$3.76
Class R1
Actual	1.50%	$1,000.00	$892.50	$7.04
Hypothetical (5% return before expenses)	1.50%	$1,000.00	$1,017.36	$7.50
Class R2
Actual	1.25%	$1,000.00	$893.50	$5.87
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.60	$6.26

Cullen Small Cap Value Fund
Retail
Actual	1.25%	$1,000.00	$928.17	$5.98
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.60	$6.26
Class C
Actual	2.00%	$1,000.00	$923.69	$9.54
Hypothetical (5% return before expenses)	2.00%	$1,000.00	$1,014.88	$9.99
Class I
Actual	1.00%	$1,000.00	$928.96	$4.78
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,019.84	$5.01

Cullen Value Fund
Retail
Actual	1.00%	$1,000.00	$881.49	$4.67
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,019.84	$5.01
Class C
Actual	1.75%	$1,000.00	$878.23	$8.15
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.12	$8.75
Class I
Actual	0.75%	$1,000.00	$882.17	$3.50
Hypothetical (5% return before expenses)	0.75%	$1,000.00	$1,021.08	$3.76

Cullen Emerging Markets High Dividend Fund
Retail
Actual	1.25%	$1,000.00	$843.10	$5.71
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.60	$6.26
Class C
Actual	2.00%	$1,000.00	$839.95	$9.12
Hypothetical (5% return before expenses)	2.00%	$1,000.00	$1,014.88	$9.99
Class I
Actual	1.00%	$1,000.00	$844.45	$4.57
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,019.84	$5.01

Cullen Funds

Disclosure of Fund Expenses

June 30, 2022 (Unaudited)

	Net Expense Ratio(a)	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period January 1, 2022 to June 30, 2022(b)
Cullen Enhanced Equity Income Fund
Retail
Actual	1.00%	$1,000.00	$931.21	$4.79
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,019.84	$5.01
Class C
Actual	1.75%	$1,000.00	$927.82	$8.36
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.12	$8.75
Class I
Actual	0.75%	$1,000.00	$932.74	$3.59
Hypothetical (5% return before expenses)	0.75%	$1,000.00	$1,021.08	$3.76

(a)	Annualized, based on the Fund's most recent fiscal half year expenses. Such figures do not reflect acquired fund fees and expenses.
(b)

Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), divided by 365. Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Funds' prospectuses for more information regarding waivers and/or reimbursements.

Cullen International High Dividend Fund

Schedule of Investments

June 30, 2022

	Shares	Value (Note 2)
COMMON STOCKS - 89.87%
AUSTRALIA - 3.81%
Rio Tinto, Ltd.	59,904	$4,247,543
Sonic Healthcare, Ltd.	114,943	2,619,627
		6,867,170

BRAZIL - 2.61%
Vale SA	320,841	4,697,926

CANADA - 5.43%
BCE, Inc.	90,260	4,438,987
Power Corp. of Canada	207,985	5,351,177
		9,790,164

CAYMAN ISLANDS - 0.71%
Xinyi Glass Holdings, Ltd.	530,456	1,272,244

FINLAND - 1.23%
UPM-Kymmene Oyj	72,814	2,213,027

FRANCE - 11.93%
BNP Paribas	78,797	3,745,024
Compagnie de Saint-Gobain SA	57,904	2,483,897
Compagnie Generale des Etablissements Michelin	78,777	2,143,774
Euroapi(a)	2,340	36,906
Sanofi	58,053	5,859,430
TotalEnergies SE - Sponsored ADR	137,228	7,223,682
		21,492,713

GERMANY - 7.20%
Allianz SE	1,690	322,454
Deutsche Post AG	67,640	2,532,691
Deutsche Telekom AG	147,354	2,924,850
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,143	2,617,350
Siemens AG	45,030	4,580,370
		12,977,715

IRELAND - 1.77%
Smurfit Kappa Group PLC	94,621	3,180,138

ITALY - 0.86%
Enel SpA	282,346	1,544,103

	Shares	Value (Note 2)
JAPAN - 11.95%
Denka Co., Ltd.	2,646	$64,058
Nippon Telegraph and Telephone Corp.	239,398	6,873,717
SoftBank Corp.	509,015	5,651,346
Tokio Marine Holdings, Inc.	101,360	5,903,516
Toyota Motor Corp.	196,450	3,040,349
		21,532,986

MEXICO - 1.50%
PLA Administradora Industrial S de RL de CV	2,016,803	2,708,141

NETHERLANDS - 2.16%
NN Group NV	85,782	3,895,015

NORWAY - 2.22%
DNB Bank ASA	223,475	4,005,628

SINGAPORE - 5.21%
Ascendas Real Estate Investment Trust	2,037,725	4,179,843
United Overseas Bank, Ltd.	275,800	5,210,665
		9,390,508

SPAIN - 1.69%
Iberdrola SA	292,921	3,036,926

SWEDEN - 2.28%
Svenska Handelsbanken AB	402,229	3,437,088
Aktiebolaget Volvo	43,481	673,142
		4,110,230

SWITZERLAND - 10.65%
Nestle SA	46,433	5,420,475
Novartis AG - Sponsored ADR	66,420	5,614,483
Roche Holding AG	7,210	2,405,926
UBS Group AG	24,962	402,427
Zurich Insurance Group, Ltd.	12,270	5,336,683
		19,179,994

TAIWAN - 0.54%
Ase Technology Holding Co., Ltd.	203,700	523,309
Quanta Computer, Inc.	164,600	441,678
		964,987

See Notes to Financial Statements.

Cullen International High Dividend Fund

Schedule of Investments

June 30, 2022 (Continued)

	Shares	Value (Note 2)
UNITED KINGDOM - 16.12%
3I Group PLC	301,852	$4,073,023
BAE Systems PLC	640,640	6,474,168
British American Tobacco PLC - Sponsored ADR	139,152	5,971,012
Britvic PLC	306,320	3,024,011
Diageo PLC	1,395	59,951
Persimmon PLC	1	23
Shell PLC	262,100	6,808,455
Tesco PLC	704,854	2,192,185
Unilever PLC - Sponsored ADR	9,564	438,318
		29,041,146

TOTAL COMMON STOCKS (Cost $151,338,278)		161,900,761

PREFERRED STOCK - 0.86%
SOUTH KOREA - 0.86%
Samsung Electronics Co., Ltd.	38,415	1,549,569

TOTAL PREFERRED STOCK (Cost $1,629,558)		1,549,569

TOTAL INVESTMENTS - 90.73% (Cost $152,967,836)		$163,450,330

Other Assets In Excess of Liabilities - 9.27%		16,702,765

NET ASSETS - 100.00%		$180,153,095

(a)	Non-income producing security.

ADR - American Depositary Receipt

Sector Diversification	% of Net Assets	Value (Note 2)
COMMON STOCKS
FINANCIALS	24.58%	$44,300,050
COMMUNICATIONS	11.03	19,888,900
MATERIALS	10.09	18,158,833
CONSUMER STAPLES	9.50	17,105,952
HEALTH CARE	9.18	16,536,372
INDUSTRIALS	7.91	14,260,371
ENERGY	7.79	14,032,137
REAL ESTATE	3.82	6,887,984
CONSUMER DISCRETIONARY	2.88	5,184,146
UTILITIES	2.55	4,581,029
TECHNOLOGY	0.54	964,987
TOTAL COMMON STOCKS	89.87	161,900,761

Sector Diversification	% of Net Assets	Value (Note 2)
PREFERRED STOCK
TECHNOLOGY	0.86%	$1,549,569
TOTAL PREFERRED STOCK	0.86	1,549,569

TOTAL INVESTMENTS	90.73%	$163,450,330
Other Assets In Excess of Liabilities	9.27	16,702,765
NET ASSETS	100.00%	$180,153,095

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

Cullen High Dividend Equity Fund

Schedule of Investments

June 30, 2022

	Shares	Value (Note 2)
COMMON STOCKS - 90.67%
BANKING - 6.87%
Bank of America Corp.	733,000	$22,818,290
JPMorgan Chase & Co.	234,176	26,370,559
Truist Financial Corp.	419,350	19,889,771
		69,078,620

CONSUMER STAPLE PRODUCTS - 10.90%
Altria Group, Inc.	415,240	17,344,575
Diageo PLC - Sponsored ADR	83,667	14,568,098
Kimberly-Clark Corp.	164,081	22,175,547
Philip Morris International, Inc.	319,765	31,573,596
Unilever PLC - Sponsored ADR	521,145	23,884,075
		109,545,891

FINANCIAL SERVICES - 2.51%
Morgan Stanley	331,000	25,175,860

HEALTH CARE - 14.21%
Eli Lilly and Co.	38,840	12,593,093
Johnson & Johnson	214,250	38,031,517
Medtronic PLC	124,178	11,144,976
Merck & Co., Inc.	289,548	26,398,091
Novartis AG - Sponsored ADR	309,620	26,172,179
Pfizer, Inc.	543,842	28,513,636
		142,853,492

INDUSTRIAL PRODUCTS - 11.37%
3M Co.	149,760	19,380,442
General Dynamics Corp.	103,100	22,810,875
Johnson Controls International PLC	401,162	19,207,637
Raytheon Technologies Corp.	392,975	37,768,827
Siemens AG - Sponsored ADR	296,452	15,142,768
		114,310,549

INDUSTRIAL SERVICES - 2.27%
United Parcel Service, Inc.	124,995	22,816,587

INSURANCE - 4.37%
Chubb, Ltd.	152,611	30,000,270
Travelers Cos., Inc.	82,291	13,917,877
		43,918,147

MATERIALS - 2.13%
Dow, Inc.	414,170	21,375,314

	Shares	Value (Note 2)
MEDIA - 1.59%
Comcast Corp.	407,390	$15,985,984

OIL & GAS - 7.56%
Chevron Corp.	181,661	26,300,880
ConocoPhillips	237,976	21,372,624
Exxon Mobil Corp.	331,000	28,346,840
		76,020,344

REAL ESTATE - 2.13%
VICI Properties, Inc.	719,769	21,441,919

RETAIL & WHOLESALE - STAPLES - 2.41%
Target Corp.	134,717	19,026,082
Walgreens Boots Alliance, Inc.	135,900	5,150,610
		24,176,692

RETAIL & WHOLESALE - DISCRETIONARY - 5.25%
Genuine Parts Co.	223,451	29,718,983
Lowe`s Cos., Inc.	131,961	23,049,628
		52,768,611

SOFTWARE & TECH SERVICES - 1.50%
Microsoft Corp.	58,470	15,016,850

TECH HARDWARE & SEMICONDUCTORS - 6.24%
Broadcom, Inc.	55,816	27,115,971
Cisco Systems, Inc.	477,966	20,380,470
Intel Corp.	407,279	15,236,308
		62,732,749

TELECOMMUNICATIONS - 4.18%
AT&T, Inc.	690,710	14,477,281
BCE, Inc.	560,643	27,572,423
		42,049,704

UTILITIES - 5.18%
Duke Energy Corp.	230,755	24,739,243
NextEra Energy, Inc.	352,830	27,330,212
		52,069,455

TOTAL COMMON STOCKS (Cost $501,662,402)		911,336,768

See Notes to Financial Statements.

Cullen High Dividend Equity Fund

Schedule of Investments

June 30, 2022 (Continued)

	Shares	Value (Note 2)
EXCHANGE-TRADED FUNDS - 6.80%
OPEN END FUND - 6.80%
Consumer Staples Select Sector SPDR Fund	67,609	$4,880,018
Financial Select Sector SPDR Fund	490,398	15,423,017
Health Care Select Sector SPDR Fund	108,264	13,883,775
Real Estate Select Sector SPDR Fund	835,000	34,118,100
		68,304,910

TOTAL EXCHANGE-TRADED FUNDS (Cost $68,510,325)		68,304,910

TOTAL INVESTMENTS - 97.47% (Cost $570,172,727)		$979,641,678

Other Assets In Excess of Liabilities - 2.53%		25,406,284

NET ASSETS - 100.00%		$1,005,047,962

ADR - American Depositary Receipt

Sector Diversification	% of Net Assets	Value (Note 2)
COMMON STOCKS
HEALTH CARE	14.21%	$142,853,492
FINANCIALS	13.75	138,172,627
INDUSTRIALS	13.64	137,127,136
CONSUMER STAPLES	13.31	133,722,583
TECHNOLOGY	7.74	77,749,599
ENERGY	7.56	76,020,344
COMMUNICATIONS	5.77	58,035,688
CONSUMER DISCRETIONARY	5.25	52,768,611
UTILITIES	5.18	52,069,455
MATERIALS	2.13	21,375,314
REAL ESTATE	2.13	21,441,919
TOTAL COMMON STOCKS	90.67	911,336,768

EXCHANGE-TRADED FUNDS
REAL ESTATE	3.40	34,118,100
FINANCIALS	1.53	15,423,017
HEALTH CARE	1.38	13,883,775
CONSUMER STAPLES	0.49	4,880,018
TOTAL EXCHANGE-TRADED FUNDS	6.80	68,304,910

TOTAL INVESTMENTS	97.47%	$979,641,678
Other Assets In Excess of Liabilities	2.53	25,406,284
NET ASSETS	100.00%	$1,005,047,962

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

Cullen Small Cap Value Fund

Schedule of Investments

June 30, 2022

	Shares	Value (Note 2)
COMMON STOCKS - 93.90%
BANKING - 22.89%
Ameris Bancorp	6,099	$245,058
Enterprise Financial Services Corp.	3,819	158,489
First Horizon Corp.	20,086	439,080
First Interstate BancSystem, Inc.	14,136	538,723
Premier Financial Corp.	6,304	159,806
Simmons First National Corp.	9,158	194,699
South State Corp.	2,087	161,012
		1,896,867

CONSUMER DISCRETIONARY PRODUCTS - 4.78%
Columbia Sportswear Co.	778	55,689
Steelcase, Inc.	23,267	249,655
Taylor Morrison Home Corp.(a)	3,888	90,824
		396,168

CONSUMER DISCRETIONARY SERVICES - 5.51%
Denny's Corp.(a)	30,325	263,221
Ruth's Hospitality Group, Inc.	11,880	193,169
		456,390

CONSUMER STAPLE PRODUCTS - 3.38%
Coca-Cola Consolidated, Inc.	90	50,751
Vector Group, Ltd.	21,850	229,425
		280,176

FINANCIAL SERVICES - 2.98%
Lazard, Ltd.	7,606	246,511

HEALTH CARE - 13.76%
ANI Pharmaceuticals, Inc.(a)	8,014	237,775
Haemonetics Corp.(a)	5,417	353,080
Natus Medical, Inc.(a)	8,250	270,353
Varex Imaging Corp.(a)	13,049	279,118
		1,140,326

INDUSTRIAL PRODUCTS - 5.64%
AAR Corp.(a)	1,104	46,191
Mayville Engineering Co., Inc.(a)	12,392	95,914
Spirit AeroSystems Holdings, Inc.	8,764	256,785
Timken Co.	1,289	68,382
		467,272

	Shares	Value (Note 2)
INDUSTRIAL SERVICES - 11.24%
Barrett Business Services, Inc.	5,000	$364,350
BGSF, Inc.	28,597	353,459
Copa Holdings SA(a)	3,366	213,303
		931,112

MATERIALS - 3.06%
Cabot Corp.	1,430	91,220
Huntsman Corp.	5,718	162,105
		253,325

OIL & GAS - 10.96%
Brigham Minerals, Inc.	5,138	126,549
Civitas Resources, Inc.	2,425	126,803
Coterra Energy, Inc.	8,405	216,765
Helmerich & Payne, Inc.	6,138	264,302
HF Sinclair Corp.	3,849	173,821
		908,240

REAL ESTATE - 3.53%
Host Hotels & Resorts, Inc.	7,508	117,725
RLJ Lodging Trust	15,860	174,936
		292,661

TECH HARDWARE & SEMICONDUCTORS - 3.40%
Comtech Telecommunications Corp.	24,241	219,866
MKS Instruments, Inc.	602	61,783
		281,649

UTILITIES - 2.77%
Spire, Inc.	3,080	229,060

TOTAL COMMON STOCKS (Cost $6,852,798)		7,779,757
TOTAL INVESTMENTS - 93.90% (Cost $6,852,798)		$7,779,757

Other Assets In Excess of Liabilities - 6.10%		505,501

NET ASSETS - 100.00%		$8,285,258

(a)	Non-income producing security.

See Notes to Financial Statements.

Cullen Small Cap Value Fund

Schedule of Investments

June 30, 2022 (Continued)

Sector Diversification	% of Net Assets	Value (Note 2)
COMMON STOCKS
FINANCIALS	25.87%	$2,143,378
INDUSTRIALS	16.88	1,398,384
HEALTH CARE	13.76	1,140,326
ENERGY	10.96	908,240
CONSUMER DISCRETIONARY	10.29	852,558
REAL ESTATE	3.53	292,661
TECHNOLOGY	3.40	281,649
CONSUMER STAPLES	3.38	280,176
MATERIALS	3.06	253,325
UTILITIES	2.77	229,060
TOTAL COMMON STOCKS	93.90	7,779,757

TOTAL INVESTMENTS	93.90%	$7,779,757
Other Assets In Excess of Liabilities	6.10	505,501
NET ASSETS	100.00%	$8,285,258

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

Cullen Value Fund

Schedule of Investments

June 30, 2022

	Shares	Value (Note 2)
COMMON STOCKS - 91.37%
BANKING - 8.12%
Bank of America Corp.	17,700	$551,001
Citigroup, Inc.	12,680	583,153
JPMorgan Chase & Co.	6,884	775,207
		1,909,361

CONSUMER DISCRETIONARY PRODUCTS - 1.52%
BorgWarner, Inc.	10,697	356,959

CONSUMER STAPLE PRODUCTS - 5.53%
Mondelez International, Inc.	11,794	732,290
Unilever PLC - Sponsored ADR	12,393	567,971
		1,300,261

FINANCIAL SERVICES - 2.46%
Morgan Stanley	7,604	578,360

HEALTH CARE - 23.99%
Bristol-Myers Squibb Co.	14,420	1,110,340
Cigna Corp.	2,364	622,961
Johnson & Johnson	4,245	753,530
Medtronic PLC	7,005	628,699
Merck & Co., Inc.	11,289	1,029,218
Pfizer, Inc.	22,072	1,157,235
Thermo Fisher Scientific, Inc.	631	342,810
		5,644,793

INDUSTRIAL PRODUCTS - 12.77%
3M Co.	3,230	417,995
Boeing Co.(a)	2,775	379,398
General Dynamics Corp.	3,580	792,075
Raytheon Technologies Corp.	8,183	786,468
Siemens AG - Sponsored ADR	12,326	629,612
		3,005,548

INDUSTRIAL SERVICES - 1.80%
Canadian National Railway Co.	3,774	424,462

INSURANCE - 7.02%
Allstate Corp.	6,950	880,773
Chubb, Ltd.	3,925	771,577
		1,652,350

MATERIALS - 2.41%
Packaging Corp. of America	4,132	568,150

	Shares	Value (Note 2)
MEDIA - 3.84%
Comcast Corp.	13,400	$525,816
Walt Disney Co.(a)	3,992	376,845
		902,661

OIL & GAS - 6.66%
Chevron Corp.	5,550	803,529
ConocoPhillips	8,490	762,487
		1,566,016

RETAIL & WHOLESALE - STAPLES - 1.49%
Archer-Daniels-Midland Co.	4,507	349,743

RETAIL & WHOLESALE - DISCRETIONARY - 3.04%
Lowe`s Cos., Inc.	4,091	714,575

SOFTWARE & TECH SERVICES - 2.52%
Oracle Corp.	8,476	592,218

TECH HARDWARE & SEMICONDUCTORS - 5.87%
Arrow Electronics, Inc.	7,424	832,156
Cisco Systems, Inc.	12,901	550,099
		1,382,255

TELECOMMUNICATIONS - 2.33%
Verizon Communications, Inc.	10,786	547,389

TOTAL COMMON STOCKS (Cost $13,839,882)		21,495,101

See Notes to Financial Statements.

Cullen Value Fund

Schedule of Investments

June 30, 2022 (Continued)

	Shares	Value (Note 2)
EXCHANGE-TRADED FUNDS - 6.91%
OPEN END FUND - 6.91%
Financial Select Sector SPDR Fund	16,714	$525,655
Industrial Select Sector SPDR Fund	4,492	392,331
Materials Select Sector SPDR Fund	4,817	354,531
Technology Select Sector SPDR Fund	2,779	353,267
		1,625,784

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,660,585)		1,625,784

TOTAL INVESTMENTS - 98.28% (Cost $15,500,467)		$23,120,885

Other Assets In Excess of Liabilities - 1.72%		404,795

NET ASSETS - 100.00%		$23,525,680

(a)	Non-income producing security.

ADR - American Depositary Receipt

Sector Diversification	% of Net Assets	Value (Note 2)
COMMON STOCKS
HEALTH CARE	23.99%	$5,644,793
FINANCIALS	17.60	4,140,071
INDUSTRIALS	14.57	3,430,010
TECHNOLOGY	8.39	1,974,473
CONSUMER STAPLES	7.02	1,650,004
ENERGY	6.66	1,566,016
COMMUNICATIONS	6.17	1,450,050
CONSUMER DISCRETIONARY	4.56	1,071,534
MATERIALS	2.41	568,150
TOTAL COMMON STOCKS	91.37	21,495,101

EXCHANGE-TRADED FUNDS
FINANCIALS	2.23	525,655
INDUSTRIALS	1.67	392,331
MATERIALS	1.51	354,531
TECHNOLOGY	1.50	353,267
TOTAL EXCHANGE-TRADED FUNDS	6.91	1,625,784

TOTAL INVESTMENTS	98.28%	$23,120,885
Other Assets In Excess of Liabilities	1.72	404,795
NET ASSETS	100.00%	$23,525,680

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

Cullen Emerging Markets High Dividend Fund

Schedule of Investments

June 30, 2022

	Shares	Value (Note 2)
COMMON STOCKS - 86.63%
BERMUDA - 0.96%
Nine Dragons Paper (Holdings), Ltd.	696,700	$589,543
PAX Global Technology, Ltd.	3,079,300	2,397,698
		2,987,241

BRAZIL - 7.06%
Petroleo Brasileiro SA	1,575,166	9,199,280
SLC Agricola SA	735,226	6,211,772
Vale SA	447,331	6,550,061
		21,961,113

CAYMAN ISLANDS - 8.29%
Alibaba Group Holding, Ltd.(a)	810,500	11,558,046
China Yongda Automobiles Services Holdings, Ltd.	2,658,400	2,513,770
CIMC Enric Holdings, Ltd.	5,598,000	6,013,978
Health and Happiness (H&H) International Holdings, Ltd.	252,250	332,394
Xinyi Glass Holdings, Ltd.	2,244,400	5,382,961
		25,801,149

CHILE - 1.30%
Vina Concha y Toro SA	2,951,909	4,037,101

CHINA - 5.51%
China Construction Bank Corp.	11,955,300	8,029,203
CITIC Securities Co., Ltd.	863,300	1,929,713
Zijin Mining Group Co., Ltd.	5,863,000	7,180,333
		17,139,249

CYPRUS - 0.00%
Globaltrans Investment PLC - Sponsored GDR(b)	25,467	–

CZECH REPUBLIC - 0.27%
Komercni Banka AS	30,072	843,764

GREECE - 7.38%
Eurobank Ergasias Services and Holdings SA(a)	6,509,540	5,750,492
Hellenic Telecommunications Organization SA	319,710	5,550,126
Mytilineos SA	94,000	1,378,732
OPAP SA	718,660	10,277,327
		22,956,677

	Shares	Value (Note 2)
HONG KONG - 3.26%
AIA Group, Ltd.	935,024	$10,134,408

INDIA - 8.33%
ICICI Bank, Ltd. - Sponsored ADR	453,480	8,044,735
Oil and Natural Gas Co., Ltd.	2,436,000	4,674,940
Power Grid Corp. of India, Ltd.	2,215,000	5,943,572
Powergrid Infrastructure Investment Trust(b)(c)	4,445,600	7,263,800
		25,927,047

INDONESIA - 4.20%
PT Bank Rakyat Indonesia(Persero) Tbk	27,848,744	7,739,907
PT Telkom Indonesia (Persero) Tbk	19,939,000	5,341,280
		13,081,187

JERSEY - 0.82%
Integrated Diagnostics Holdings PLC(b)(c)	3,403,550	2,559,470

KAZAKHSTAN - 1.12%
Kaspi.KZ JSC	76,894	3,498,677

MEXICO - 11.03%
Arca Continental SAB de CV	1,555,729	10,261,712
Banco del Bajio SA(b)(c)	2,239,299	4,507,019
Grupo Mexico SAB de CV	1,312,720	5,471,571
PLA Administradora Industrial S de RL de CV	4,286,160	5,755,409
Prologis Property Mexico SA de CV	3,179,336	8,340,709
		34,336,420

SINGAPORE - 2.76%
Ascendas India Trust	2,890,980	2,434,448
BOC Aviation, Ltd.(b)(c)	734,020	6,169,131
		8,603,579

SOUTH AFRICA - 2.35%
Sasol, Ltd.(a)	320,453	7,320,858

SOUTH KOREA - 7.47%
Macquarie Korea Infrastructure Fund	884,774	8,579,244
Samsung Electronics Co., Ltd.	66,571	2,943,517
Shinhan Financial Group Co., Ltd.	267,400	7,685,220
SK Telecom Co., Ltd.	99,712	4,022,142
		23,230,123

See Notes to Financial Statements.

Cullen Emerging Markets High Dividend Fund

Schedule of Investments

June 30, 2022 (Continued)

	Shares	Value (Note 2)
TAIWAN - 7.27%
Ase Technology Holding Co., Ltd.	354,328	$910,275
KMC (Kuei Meng) International, Inc.	396,000	2,203,773
MediaTek, Inc.	166,500	3,644,759
Quanta Computer, Inc.	596,300	1,600,079
Sinbon Electronics Co., Ltd.	409,000	3,493,258
Sunonwealth Electric Machine Industry Co., Ltd.	2,694,300	3,016,920
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	60,600	4,954,050
Wiwynn Corp.	118,823	2,784,883
		22,607,997

THAILAND - 1.56%
Thai Beverage Public Co., Ltd.	10,470,000	4,860,444

UNITED KINGDOM - 4.51%
Airtel Africa PLC(b)(c)	4,413,900	7,264,176
Anglo American PLC	140,145	5,010,357
Mondi PLC	99,530	1,769,154
		14,043,687

VIETNAM - 1.18%
Ho Chi Minh City Securities Corp.	4,245,000	3,680,214

TOTAL COMMON STOCKS (Cost $261,124,418)		269,610,405

PREFERRED STOCK - 1.85%
BRAZIL - 1.85%
Itau Unibanco Holding SA	1,325,669	5,750,891

TOTAL PREFERRED STOCK (Cost $6,447,070)		5,750,891

	Shares	Value (Note 2)
PARTICIPATORY NOTES - 3.48%
CHINA - 3.48%
Huaya Automotive Systems Co., Ltd.	50,981	$175,004
Midea Group Co., Ltd.	1,181,300	10,647,251
		10,822,255

TOTAL PARTICIPATORY NOTES (Cost $11,026,874)		10,822,255

TOTAL INVESTMENTS - 91.96% (Cost $278,598,362)		$286,183,551

Other Assets In Excess of Liabilities - 8.04%		25,012,864

NET ASSETS - 100.00%		$311,196,415

(a)	Non-income producing security.
(b)

Security was issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of June 30, 2022, the aggregate market value of these securities was $27,763,596, representing 8.92% of net assets.

(c)

All or a portion of the security is exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of June 30, 2022, these securities had an aggregate value of $27,763,596 or 8.92% of net assets.

ADR - American Depositary Receipt

GDR - Gross Depositary Receipt

Sector Diversification	% of Net Assets	Value (Note 2)
COMMON STOCKS
FINANCIALS	23.50%	$73,093,050
MATERIALS	12.62	39,274,838
CONSUMER DISCRETIONARY	8.53	26,552,916
TECHNOLOGY	8.43	26,227,196
CONSUMER STAPLES	8.26	25,703,423
REAL ESTATE	7.64	23,794,366
COMMUNICATIONS	7.12	22,177,724
ENERGY	6.39	19,888,198
UTILITIES	2.35	7,322,304
INDUSTRIALS	0.97	3,016,920
HEALTH CARE	0.82	2,559,470
TOTAL COMMON STOCKS	86.63	269,610,405

PARTICIPATORY NOTES
CONSUMER DISCRETIONARY	3.48	10,822,255
TOTAL PARTICIPATORY NOTES	3.48	10,822,255

See Notes to Financial Statements.

Cullen Emerging Markets High Dividend Fund

Schedule of Investments

June 30, 2022 (Continued)

Sector Diversification	% of Net Assets	Value (Note 2)
PREFERRED STOCK
FINANCIALS	1.85%	$5,750,891
TOTAL PREFERRED STOCK	1.85	5,750,891

TOTAL INVESTMENTS	91.96%	$286,183,551
Other Assets In Excess of Liabilities	8.04	25,012,864
NET ASSETS	100.00%	$311,196,415

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

Cullen Enhanced Equity Income Fund

Schedule of Investments

June 30, 2022

	Shares	Value (Note 2)
COMMON STOCKS - 89.35%
BANKING - 10.89%
Bank of America Corp.	68,659	$2,137,355
Citigroup, Inc.	91,800	4,221,882
JPMorgan Chase & Co.	43,958	4,950,110
Truist Financial Corp.	152,500	7,233,075
		18,542,422

CONSUMER STAPLE PRODUCTS - 7.28%
Altria Group, Inc.	89,485	3,737,789
Conagra Brands, Inc.(a)	108,255	3,706,651
Philip Morris International, Inc.(a)	50,207	4,957,439
		12,401,879

FINANCIAL SERVICES - 3.03%
Morgan Stanley	67,900	5,164,474

HEALTH CARE - 12.92%
Bristol-Myers Squibb Co.(a)	82,486	6,351,422
Medtronic PLC	58,448	5,245,708
Merck & Co., Inc.(a)	58,025	5,290,139
Novartis AG - Sponsored ADR	60,500	5,114,065
		22,001,334

INDUSTRIAL PRODUCTS - 6.52%
Johnson Controls International PLC	82,737	3,961,448
Raytheon Technologies Corp.(a)	74,359	7,146,643
		11,108,091

INSURANCE - 2.36%
Allstate Corp.	31,635	4,009,104

MATERIALS - 5.70%
Dow, Inc.	99,100	5,114,551
Rio Tinto PLC - Sponsored ADR	75,400	4,599,400
		9,713,951

MEDIA - 1.95%
Comcast Corp.	84,415	3,312,445

OIL & GAS - 6.73%
Chevron Corp.	36,060	5,220,767
Exxon Mobil Corp.(a)	72,876	6,241,100
		11,461,867

	Shares	Value (Note 2)
REAL ESTATE - 6.56%
Healthpeak Properties, Inc.	212,362	$5,502,299
VICI Properties, Inc.	190,505	5,675,144
		11,177,443

RETAIL & WHOLESALE - STAPLES - 2.82%
Walgreens Boots Alliance, Inc.(a)	126,515	4,794,919

RETAIL & WHOLESALE - DISCRETIONARY - 3.03%
Genuine Parts Co.	38,805	5,161,065

TECH HARDWARE & SEMICONDUCTORS - 7.75%
Broadcom, Inc.	6,474	3,145,134
Cisco Systems, Inc.	108,174	4,612,539
Intel Corp.	145,311	5,436,085
		13,193,758

TELECOMMUNICATIONS - 5.02%
BCE, Inc.	63,833	3,139,307
Verizon Communications, Inc.	106,600	5,409,950
		8,549,257

UTILITIES - 6.79%
Duke Energy Corp.	60,953	6,534,771
PPL Corp.	185,502	5,032,669
		11,567,440

TOTAL COMMON STOCKS (Cost $164,901,945)		152,159,449

EXCHANGE-TRADED FUNDS - 8.03%
OPEN END FUND - 8.03%
Consumer Discretionary Select Sector SPDR Fund	36,629	5,035,755
Consumer Staples Select Sector SPDR Fund	47,850	3,453,813
Industrial Select Sector SPDR Fund	59,288	5,178,214
		13,667,782

TOTAL EXCHANGE-TRADED FUNDS (Cost $13,640,678)		13,667,782

TOTAL INVESTMENTS - 97.38% (Cost $178,542,623)		$165,827,231

Other Assets In Excess of Liabilities - 2.62%		4,469,721

NET ASSETS - 100.00%		$170,296,952

See Notes to Financial Statements.

Cullen Enhanced Equity Income Fund

Schedule of Investments

June 30, 2022 (Continued)

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options as of June 30, 2022.

ADR - American Depositary Receipt

Schedule of Call Options Written	Notional Amount	Number of Contracts	Value
WRITTEN OPTIONS - (0.20%)
Bristol-Myers Squibb Co., Expires July, 2022, Exercise Price $80.00	$(3,180,100)	(413)	$(14,042)
Conagra Brands Inc., Expires July, 2022, Exercise Price $34.00	(3,704,768)	(1,082)	(108,200)
Merck & Co Inc, Expires July, 2022, Exercise Price $93.00	(5,287,860)	(580)	(69,600)
Philip Morris International Inc., Expires July, 2022, Exercise Price $103.00	(4,956,748)	(502)	(20,080)
Raytheon Technologies Corp., Expires July, 2022, Exercise Price $97.00	(7,140,973)	(743)	(124,081)
Walgreens Boots Alliance Inc., Expires July, 2022, Exercise Price $44.00	(4,794,350)	(1,265)	(5,060)
Exxon Mobil Corp., Expires July, 2022, Exercise Price $98.00	(3,125,860)	(365)	(7,300)

TOTAL WRITTEN OPTIONS (Premiums received $312,995)			(348,363)

Sector Diversification	% of Net Assets	Value (Note 2)
COMMON STOCKS
FINANCIALS	16.28%	$27,716,000
HEALTH CARE	12.92	22,001,334
CONSUMER STAPLES	10.10	17,196,798
TECHNOLOGY	7.75	13,193,758
COMMUNICATIONS	6.97	11,861,702
UTILITIES	6.79	11,567,440
ENERGY	6.73	11,461,867
REAL ESTATE	6.56	11,177,443
INDUSTRIALS	6.52	11,108,091
MATERIALS	5.70	9,713,951
CONSUMER DISCRETIONARY	3.03	5,161,065
TOTAL COMMON STOCKS	89.35	152,159,449

EXCHANGE-TRADED FUNDS
INDUSTRIALS	3.04	5,178,214
CONSUMER DISCRETIONARY	2.96	5,035,755
CONSUMER STAPLES	2.03	3,453,813
TOTAL EXCHANGE-TRADED FUNDS	8.03	13,667,782

TOTAL INVESTMENTS	97.38%	$165,827,231
Other Assets In Excess of Liabilities	2.62	4,469,721
NET ASSETS	100.00%	$170,296,952

Sector Diversification	% of Net Assets	Value (Note 2)
WRITTEN OPTIONS
ENERGY	(0.01%)	$(7,300)
HEALTH CARE	(0.05)	(83,642)
CONSUMER STAPLES	(0.07)	(133,340)
INDUSTRIALS	(0.07)	(124,081)
TOTAL WRITTEN OPTIONS	(0.20)	(348,363)

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

Cullen Funds

Statements of Assets and Liabilities

June 30, 2022

	Cullen International High Dividend Fund	Cullen High Dividend Equity Fund	Cullen Small Cap Value Fund	Cullen Value Fund	Cullen Emerging Markets High Dividend Fund	Cullen Enhanced Equity Income Fund

ASSETS:
Investments, at value	$163,450,330	$979,641,678	$7,779,757	$23,120,885	$286,183,551	$165,827,231
Cash	14,867,615	21,547,381	674,105	417,182	21,245,453	4,176,789
Foreign currencies, at value Cost ($105,809, –, –, –, $563,680 and –)	105,818	—	—	—	565,118	—
Receivable for investments sold	—	4,884,826	—	—	1,034,672	—
Receivable for fund shares sold	461,767	2,489,152	30,463	—	551,325	339,402
Dividends receivable	1,693,874	3,473,056	8,134	77,062	2,849,508	538,528
Receivable due from Investment Advisor	—	—	15,400	8,750	—	—
Prepaid expenses and other assets	24,989	18,460	5,844	4,516	—	39,038
Total Assets	180,604,393	1,012,054,553	8,513,703	23,628,395	312,429,627	170,920,988
LIABILITIES:
Written options, at value (Premiums received –, –, –, –, – and $312,995)	—	—	—	—	—	348,363
Payable to Investment Advisor	108,211	561,613	—	—	208,457	90,610
Payable for investments purchased	40,233	4,882,249	126,510	—	275,155	—
Payable for shares redeemed	137,678	1,271,897	—	—	458,714	52,434
Distribution fees payable	1,714	50,093	205	1,101	2,833	6,606
Trustees' fees and expenses payable	20,000	20,000	20,000	20,000	20,000	20,000
Professional fees payable	67,928	56,846	56,846	56,846	56,847	58,783
Capital gains tax payable	—	—	—	—	84,988	—
Accrued expenses and other liabilities	75,534	163,893	24,884	24,768	126,218	47,240
Total Liabilities	451,298	7,006,591	228,445	102,715	1,233,212	624,036
NET ASSETS	$180,153,095	$1,005,047,962	$8,285,258	$23,525,680	$311,196,415	$170,296,952

NET ASSETS CONSIST OF
Paid in capital	$198,027,833	$539,447,486	$6,631,314	$14,893,123	$374,433,596	$183,785,089
Total distributable earnings	(17,874,738)	465,600,476	1,653,944	8,632,557	(63,237,181)	(13,488,137)
NET ASSETS	$180,153,095	$1,005,047,962	$8,285,258	$23,525,680	$311,196,415	$170,296,952
INVESTMENTS, AT COST	$152,967,836	$570,172,727	$6,852,798	$15,500,467	$278,598,362	$178,542,623

See Notes to Financial Statements.

Cullen Funds

Statements of Assets and Liabilities

June 30, 2022 (Continued)

	Cullen International High Dividend Fund		Cullen High Dividend Equity Fund	Cullen Small Cap Value Fund	Cullen Value Fund	Cullen Emerging Markets High Dividend Fund	Cullen Enhanced Equity Income Fund
PRICING OF SHARES
Retail:
Net Asset Value, offering and redemption price per share	$9.16		$14.83	$13.21	$13.27	$9.74	$10.15
Net Assets	$4,188,483		$106,659,411	$372,796	$1,947,249	$7,492,010	$3,077,961
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	457,264		7,193,910	28,228	146,767	769,475	303,200

Class C:
Net Asset Value, offering and redemption price per share	$9.11		$14.55	$11.66	$13.24	$9.59	$10.16
Net Assets	$1,070,702		$31,860,781	$64,548	$783,221	$1,404,900	$7,126,981
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	117,547		2,189,978	5,534	59,163	146,434	701,483

Class I:
Net Asset Value, offering and redemption price per share	$9.25		$14.84	$13.69	$13.22	$9.82	$10.23
Net Assets	$174,893,303		$865,158,812	$7,847,914	$20,795,210	$302,299,505	$160,092,010
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	18,906,843		58,308,358	573,248	1,572,587	30,792,356	15,648,136

Class R1:
Net Asset Value, offering and redemption price per share	–		$11.94	–	–	–	–
Net Assets	–		$699,515	–	–	–	–
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	–		58,591	–	–	–	–

Class R2:
Net Asset Value, offering and redemption price per share	$10.76	*	$12.21	–	–	–	–
Net Assets	$607		$669,443	–	–	–	–
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	56		54,828	–	–	–	–

*	Per share amounts may not recalculate due to rounding.

See Notes to Financial Statements.

Cullen Funds

Statements of Operations

Year Ended June 30, 2022

	Cullen International High Dividend Fund	Cullen High Dividend Equity Fund	Cullen Small Cap Value Fund	Cullen Value Fund	Cullen Emerging Markets High Dividend Fund	Cullen Enhanced Equity Income Fund
INVESTMENT INCOME:
Dividends*	$7,802,957	$33,794,808	$184,182	$628,782	$15,974,735	$3,863,226
Total Investment Income	7,802,957	33,794,808	184,182	628,782	15,974,735	3,863,226
EXPENSES:
Investment advisory fees (Note 6)	1,887,674	11,409,114	85,829	274,976	3,087,925	1,105,498
Administrative fees	80,461	373,597	12,744	17,745	123,587	47,720
Distribution fees (Note 7)	–	–	–	–	–	–
Retail	13,199	311,829	1,558	5,801	21,902	7,247
Class C	12,525	355,708	1,967	6,721	16,822	71,850
Class R1	23	3,769	–	–	–	–
Class R2	1	2,270	–	–	–	–
Registration and filing fees	69,547	77,845	39,694	42,801	65,329	31,660
Custody fees	70,932	36,454	2,664	2,839	313,048	9,071
Transfer agent fees	70,269	168,849	44,668	45,744	43,601	55,663
Legal fees	23,781	23,781	23,781	23,781	21,716	21,717
Professional fees	54,106	44,074	44,074	44,074	65,808	44,163
Trustees' fees	80,000	80,000	80,000	80,000	80,000	80,000
Other expenses	35,609	155,859	10,162	11,969	42,776	26,183
Total Expenses	2,398,127	13,043,149	347,141	556,451	3,882,514	1,500,772
Less expenses reimbursed from Investment Advisor (Note 6)	–	–	–	–	–	–
Retail	(13,727)	(417,900)	(18,685)	(28,452)	(21,366)	(16,115)
Class C	(3,235)	(119,314)	(5,954)	(8,470)	(4,115)	(40,651)
Class I	(468,124)	(3,273,352)	(233,171)	(300,843)	(730,005)	(533,880)
Class R1	(1)	(636)	–	–	–	–
Class R2	–	(763)	–	–	–	–
Net Expenses	1,913,040	9,231,184	89,331	218,686	3,127,028	910,126
NET INVESTMENT INCOME	5,889,917	24,563,624	94,851	410,096	12,847,707	2,953,100
Net realized gain/(loss) on:
Investments	6,597,746	75,085,752	1,031,566	2,071,490	(3,183,436)	4,323,237
Written options	–	–	–	–	–	2,453,441
Foreign currency related transactions	(159,745)	10,112	–	(35)	(421,897)	657
Total Net realized gain/(loss)	6,438,001	75,095,864	1,031,566	2,071,455	(3,605,333)	6,777,335
Net change in unrealized appreciation/depreciation on:
Investments	(39,177,615)	(129,201,227)	(1,662,285)	(4,157,227)	(71,309,341)	(20,141,379)
Written options	–	–	–	–	–	(23,933)
Capital gains tax	–	–	–	–	(84,988)	–
Foreign currency related translations	(88,009)	5,014	–	–	(36,009)	498
Total net change in unrealized depreciation	(39,265,624)	(129,196,213)	(1,662,285)	(4,157,227)	(71,430,338)	(20,164,814)
NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS	(32,827,623)	(54,100,349)	(630,719)	(2,085,772)	(75,035,671)	(13,387,479)
NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(26,937,706)	$(29,536,725)	$(535,868)	$(1,675,676)	$(62,187,964)	$(10,434,379)
*Foreign taxes withheld on dividends	$972,933	$494,177	$–	$10,145	$1,954,401	$43,600

See Notes to Financial Statements.

Cullen Funds

Statements of Changes in Net Assets

June 30, 2022

	Cullen International High Dividend Fund		Cullen High Dividend Equity Fund
	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2022	Year Ended June 30, 2021
OPERATIONS
Net investment income	$5,889,917	$5,404,031	$24,563,624	$28,004,270
Net realized gain	6,438,001	11,746,622	75,095,864	134,944,914
Net change in unrealized appreciation/(depreciation)	(39,265,624)	24,856,946	(129,196,213)	164,915,520
Net Increase/(Decrease) in net assets resulting from operations	(26,937,706)	42,007,599	(29,536,725)	327,864,704
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings
Retail	(151,717)	(148,725)	(13,011,729)	(12,485,270)
Class C	(29,042)	(26,352)	(3,516,986)	(3,338,699)
Class I	(5,776,176)	(5,028,003)	(103,965,155)	(94,458,334)
Class R1	(108)	(286)	(88,657)	(72,966)
Class R2	(15)	(90)	(123,112)	(95,534)
Net (decrease) in net assets from distributions	(5,957,058)	(5,203,456)	(120,705,639)	(110,450,803)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	786,660	1,920,586	9,426,721	11,062,892
Class C	192,103	405,159	2,865,036	2,395,482
Class I	83,087,035	48,617,455	150,098,266	163,807,162
Class R1	490	1,636	26,922	38,116
Class R2	12	154	114,381	127,324
Dividends reinvested
Retail	140,001	140,610	12,618,091	12,073,024
Class C	25,756	23,100	3,441,842	3,264,413
Class I	3,477,819	2,528,603	84,916,705	77,348,050
Class R1	108	286	88,657	72,966
Class R2	15	90	123,063	95,534
Shares redeemed
Retail	(2,182,717)	(2,379,444)	(28,346,390)	(41,335,064)
Class C	(332,611)	(361,605)	(5,214,494)	(12,379,836)
Class I	(68,281,620)	(35,126,168)	(236,496,563)	(347,214,733)
Class R1	(12,441)	(6,663)	(30,650)	(58,776)
Class R2	(3,731)	(330)	(479,265)	(284,199)
Redemption fees
Retail	–	45	10	215
Class C	–	–	–	16
Class I	63	–	8,306	6,760
Class R1	–	–	–	2
Class R2	–	–	–	–
Net Increase/(Decrease) in net assets derived from capital share transactions	16,896,942	15,763,514	(6,839,362)	(130,980,652)
Net Increase/(Decrease) in net assets	(15,997,822)	52,567,657	(157,081,726)	86,433,249
NET ASSETS
Beginning of year	196,150,917	143,583,260	1,162,129,688	1,075,696,439
End of year	$180,153,095	$196,150,917	$1,005,047,962	$1,162,129,688

See Notes to Financial Statements.

Cullen Funds

Statements of Changes in Net Assets

June 30, 2022

	Cullen Small Cap Value Fund		Cullen Value Fund
	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2022	Year Ended June 30, 2021
OPERATIONS
Net investment income	$94,851	$18,678	$410,096	$479,157
Net realized gain	1,031,566	877,522	2,071,455	1,651,599
Net change in unrealized appreciation/(depreciation)	(1,662,285)	2,483,426	(4,157,227)	5,092,858
Net Increase/(Decrease) in net assets resulting from operations	(535,868)	3,379,626	(1,675,676)	7,223,614
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings
Retail	(71,660)	–	(240,710)	(271,308)
Class C	(14,094)	–	(58,616)	(28,043)
Class I	(881,059)	(12,981)	(2,644,369)	(3,416,212)
Net (decrease) in net assets from distributions	(966,813)	(12,981)	(2,943,695)	(3,715,563)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	77,112	1,080,374	155,983	713,541
Class C	28,954	116,551	443,000	403,350
Class I	976,989	4,626,456	609,710	981,626
Dividends reinvested
Retail	71,660	–	240,710	270,799
Class C	14,094	–	58,616	23,208
Class I	878,227	12,922	2,644,369	3,416,212
Shares redeemed
Retail	(321,944)	(1,084,387)	(285,356)	(356,572)
Class C	(288,464)	(352,806)	(184,926)	(248,321)
Class I	(438,735)	(3,212,147)	(2,650,597)	(4,961,000)
Redemption fees
Retail	–	–	–	–
Class C	–	–	–	–
Class I	–	1	–	–
Net Increase in net assets derived from capital share transactions	997,893	1,186,964	1,031,509	242,843
Net Increase/(Decrease) in net assets	(504,788)	4,553,609	(3,587,862)	3,750,894
NET ASSETS
Beginning of year	8,790,046	4,236,437	27,113,542	23,362,648
End of year	$8,285,258	$8,790,046	$23,525,680	$27,113,542

See Notes to Financial Statements.

Cullen Funds

Statements of Changes in Net Assets

June 30, 2022

	Cullen Emerging Markets High Dividend Fund		Cullen Enhanced Equity Income Fund
	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2022	Year Ended June 30, 2021
OPERATIONS
Net investment income	$12,847,707	$7,994,341	$2,953,100	$1,552,266
Net realized gain/(loss)	(3,605,333)	34,801,825	6,777,335	5,465,120
Net change in unrealized appreciation/(depreciation)	(71,430,338)	47,140,484	(20,164,814)	10,086,276
Net Increase/(Decrease) in net assets resulting from operations	(62,187,964)	89,936,650	(10,434,379)	17,103,662
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings
Retail	(285,414)	(206,337)	(254,918)	(108,339)
Class C	(47,243)	(25,923)	(579,307)	(234,296)
Class I	(11,146,405)	(6,363,299)	(8,507,389)	(2,870,215)
Net (decrease) in net assets from distributions	(11,479,062)	(6,595,559)	(9,341,614)	(3,212,850)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	2,030,293	2,419,184	1,393,802	600,334
Class C	26,000	76,000	2,679,434	2,216,838
Class I	160,004,060	98,028,424	120,087,666	25,514,354
Dividends reinvested
Retail	253,167	196,356	245,668	103,238
Class C	45,318	25,401	452,316	144,171
Class I	10,632,604	6,072,322	7,777,319	2,555,399
Shares redeemed
Retail	(2,666,582)	(6,220,580)	(574,298)	(700,931)
Class C	(160,989)	(205,725)	(1,739,631)	(1,251,196)
Class I	(86,101,429)	(131,839,610)	(20,174,720)	(9,055,528)
Redemption fees
Retail	–	1	483	–
Class C	–	–	–	–
Class I	54	–	–	–
Net Increase/(Decrease) in net assets derived from capital share transactions	84,062,496	(31,448,227)	110,148,039	20,126,679
Net Increase in net assets	10,395,470	51,892,864	90,372,046	34,017,491
NET ASSETS
Beginning of year	300,800,945	248,908,081	79,924,906	45,907,415
End of year	$311,196,415	$300,800,945	$170,296,952	$79,924,906

See Notes to Financial Statements.

Cullen International High Dividend Fund

Financial Highlights

June 30, 2022

	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018
Retail
Net Asset Value, Beginning of Period	$10.94	$8.79	$9.55	$9.88	$10.30

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.24	0.28	0.19	0.26	0.20
Net realized and unrealized gain/(loss)	(1.71)	2.15	(0.66)	(0.27)	(0.36)
Total from Investment Operations	(1.47)	2.43	(0.47)	(0.01)	(0.16)

DISTRIBUTIONS:
From distributable earnings	(0.31)	(0.28)	(0.29)	(0.32)	(0.26)
Total Distributions	(0.31)	(0.28)	(0.29)	(0.32)	(0.26)

Net Increase/(Decrease) in net asset value	(1.78)	2.15	(0.76)	(0.33)	(0.42)
Net Asset Value, End of Period	$9.16	$10.94	$8.79	$9.55	$9.88
TOTAL RETURN(b)	(13.71%)	27.95%	(4.99%)	(0.04%)	(1.60%)

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$4,188	$6,267	$5,438	$7,202	$9,761
Ratio of operating expenses to average net assets excluding waivers	1.51%	1.52%	1.55%	1.54%	1.46%
Ratio of operating expenses to average net assets including waivers	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets excluding waivers	1.97%	2.57%	1.71%	2.45%	1.68%
Ratio of net investment income to average net assets including waivers	2.23%	2.84%	2.01%	2.74%	1.89%
Portfolio turnover rate	75%	57%	64%	39%	31%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.
(b)

Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds (i.e. those listed under Money Market Funds or Closed-End Funds on the Schedule of Investments).

See Notes to Financial Statements.

Cullen International High Dividend Fund

Financial Highlights

June 30, 2022

	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018
Class C
Net Asset Value, Beginning of Period	$10.90	$8.78	$9.53	$9.85	$10.27

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20	0.22	0.11	0.20	0.18
Net realized and unrealized gain/(loss)	(1.75)	2.12	(0.65)	(0.27)	(0.41)
Total from Investment Operations	(1.55)	2.34	(0.54)	(0.07)	(0.23)

DISTRIBUTIONS:
From distributable earnings	(0.24)	(0.22)	(0.21)	(0.25)	(0.19)
Total Distributions	(0.24)	(0.22)	(0.21)	(0.25)	(0.19)

Net Increase/(Decrease) in net asset value	(1.79)	2.12	(0.75)	(0.32)	(0.42)
Net Asset Value, End of Period	$9.11	$10.90	$8.78	$9.53	$9.85
TOTAL RETURN(b)	(14.38%)	26.92%	(5.71%)	(0.70%)	(2.34%)

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$1,071	$1,387	$1,084	$2,556	$3,047
Ratio of operating expenses to average net assets excluding waivers	2.26%	2.27%	2.29%	2.29%	2.21%
Ratio of operating expenses to average net assets including waivers	2.00%	2.00%	2.00%	2.00%	2.00%
Ratio of net investment income to average net assets excluding waivers	1.64%	1.93%	0.92%	1.80%	1.55%
Ratio of net investment income to average net assets including waivers	1.90%	2.20%	1.21%	2.09%	1.76%
Portfolio turnover rate	75%	57%	64%	39%	31%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.
(b)

Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds (i.e. those listed under Money Market Funds or Closed-End Funds on the Schedule of Investments).

See Notes to Financial Statements.

Cullen International High Dividend Fund

Financial Highlights

June 30, 2022

	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018
Class I
Net Asset Value, Beginning of Period	$11.03	$8.86	$9.63	$9.95	$10.37

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.34	0.32	0.21	0.29	0.30
Net realized and unrealized gain/(loss)	(1.80)	2.15	(0.67)	(0.26)	(0.43)
Total from Investment Operations	(1.46)	2.47	(0.46)	0.03	(0.13)

DISTRIBUTIONS:
From distributable earnings	(0.32)	(0.30)	(0.31)	(0.35)	(0.29)
Total Distributions	(0.32)	(0.30)	(0.31)	(0.35)	(0.29)

Net Increase/(Decrease) in net asset value	(1.78)	2.17	(0.77)	(0.32)	(0.42)
Net Asset Value, End of Period	$9.25	$11.03	$8.86	$9.63	$9.95
TOTAL RETURN(b)	(13.49%)	28.24%	(4.81%)	0.34%	(1.34%)

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$174,893	$188,481	$137,044	$148,416	$234,350
Ratio of operating expenses to average net assets excluding waivers	1.26%	1.27%	1.30%	1.29%	1.22%
Ratio of operating expenses to average net assets including waivers	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets excluding waivers	2.90%	2.86%	1.99%	2.71%	2.60%
Ratio of net investment income to average net assets including waivers	3.16%	3.13%	2.29%	3.00%	2.82%
Portfolio turnover rate	75%	57%	64%	39%	31%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.
(b)

Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds (i.e. those listed under Money Market Funds or Closed-End Funds on the Schedule of Investments).

See Notes to Financial Statements.

Cullen International High Dividend Fund

Financial Highlights

June 30, 2022

	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018
Class R2
Net Asset Value, Beginning of Period	$12.78	$10.23	$11.06	$11.38	$11.82

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.37	0.30	0.17	0.28	0.24
Net realized and unrealized gain/(loss)	(2.12)	2.51	(0.75)	(0.30)	(0.45)
Total from Investment Operations	(1.75)	2.81	(0.58)	(0.02)	(0.21)

DISTRIBUTIONS:
From distributable earnings	(0.27)	(0.26)	(0.25)	(0.30)	(0.23)
Total Distributions	(0.27)	(0.26)	(0.25)	(0.30)	(0.23)

Net Increase/(Decrease) in net asset value	(2.02)	2.55	(0.83)	(0.32)	(0.44)
Net Asset Value, End of Period	$10.76	$12.78	$10.23	$11.06	$11.38
TOTAL RETURN(b)	(13.85%)	27.70%	(5.24%)	(0.19%)	(1.80%)

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$1	$4	$4	$45	$62
Ratio of operating expenses to average net assets excluding waivers	1.25%	1.54%	1.54%	1.54%	1.46%
Ratio of operating expenses to average net assets including waivers	1.25%	1.50%	1.50%	1.50%	1.46%
Ratio of net investment income to average net assets excluding waivers	2.99%	2.56%	1.51%	2.57%	1.97%
Ratio of net investment income to average net assets including waivers	2.99%	2.60%	1.55%	2.61%	1.97%
Portfolio turnover rate	75%	57%	64%	39%	31%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.
(b)

Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds (i.e. those listed under Money Market Funds or Closed-End Funds on the Schedule of Investments).

See Notes to Financial Statements.

Cullen High Dividend Equity Fund

Financial Highlights

June 30, 2022

	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018
Retail
Net Asset Value, Beginning of Period	$17.09	$14.07	$16.91	$17.68	$18.61

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.33	0.37	0.37	0.38	0.38
Net realized and unrealized gain/(loss)	(0.78)	4.26	(2.13)	1.08	0.52
Total from Investment Operations	(0.45)	4.63	(1.76)	1.46	0.90

DISTRIBUTIONS:
From distributable earnings	(1.81)	(1.61)	(1.08)	(2.23)	(1.83)
Total Distributions	(1.81)	(1.61)	(1.08)	(2.23)	(1.83)

Net Increase/(Decrease) in net asset value	(2.26)	3.02	(2.84)	(0.77)	(0.93)
Net Asset Value, End of Period	$14.83	$17.09	$14.07	$16.91	$17.68
TOTAL RETURN(b)	(3.53%)	35.10%	(11.27%)	9.74%	4.61%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$106,659	$129,052	$122,691	$180,108	$203,509
Ratio of operating expenses to average net assets excluding waivers	1.34%	1.34%	1.33%	1.32%	1.32%
Ratio of operating expenses to average net assets including waivers	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets excluding waivers	1.62%	2.04%	1.99%	1.88%	1.69%
Ratio of net investment income to average net assets including waivers	1.96%	2.38%	2.32%	2.20%	2.01%
Portfolio turnover rate	16%	40%	41%	41%	16%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.
(b)

Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds (i.e. those listed under Money Market Funds or Closed-End Funds on the Schedule of Investments).

See Notes to Financial Statements.

Cullen High Dividend Equity Fund

Financial Highlights

June 30, 2022

	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018
Class C
Net Asset Value, Beginning of Period	$16.82	$13.87	$16.69	$17.50	$18.46

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20	0.25	0.25	0.25	0.24
Net realized and unrealized gain/(loss)	(0.77)	4.21	(2.10)	1.05	0.52
Total from Investment Operations	(0.57)	4.46	(1.85)	1.30	0.76

DISTRIBUTIONS:
From distributable earnings	(1.70)	(1.51)	(0.97)	(2.11)	(1.72)
Total Distributions	(1.70)	(1.51)	(0.97)	(2.11)	(1.72)

Net Increase/(Decrease) in net asset value	(2.27)	2.95	(2.82)	(0.81)	(0.96)
Net Asset Value, End of Period	$14.55	$16.82	$13.87	$16.69	$17.50
TOTAL RETURN(b)	(4.30%)	34.16%	(11.94%)	8.88%	3.85%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$31,861	$35,626	$35,533	$54,940	$62,291
Ratio of operating expenses to average net assets excluding waivers	2.09%	2.09%	2.08%	2.07%	2.07%
Ratio of operating expenses to average net assets including waivers	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income to average net assets excluding waivers	0.88%	1.30%	1.24%	1.12%	0.95%
Ratio of net investment income to average net assets including waivers	1.22%	1.64%	1.57%	1.44%	1.27%
Portfolio turnover rate	16%	40%	41%	41%	16%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.
(b)

Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds (i.e. those listed under Money Market Funds or Closed-End Funds on the Schedule of Investments).

See Notes to Financial Statements.

Cullen High Dividend Equity Fund

Financial Highlights

June 30, 2022

	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018
Class I
Net Asset Value, Beginning of Period	$17.11	$14.07	$16.92	$17.69	$18.62

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.37	0.41	0.41	0.42	0.43
Net realized and unrealized gain/(loss)	(0.79)	4.28	(2.14)	1.08	0.52
Total from Investment Operations	(0.42)	4.69	(1.73)	1.50	0.95

DISTRIBUTIONS:
From distributable earnings	(1.85)	(1.65)	(1.12)	(2.27)	(1.88)
Total Distributions	(1.85)	(1.65)	(1.12)	(2.27)	(1.88)

Net Increase/(Decrease) in net asset value	(2.27)	3.04	(2.85)	(0.77)	(0.93)
Net Asset Value, End of Period	$14.84	$17.11	$14.07	$16.92	$17.69
TOTAL RETURN(b)	(3.35%)	35.58%	(11.10%)	10.02%	4.87%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$865,159	$995,683	$915,992	$1,364,116	$1,426,692
Ratio of operating expenses to average net assets excluding waivers	1.08%	1.09%	1.08%	1.07%	1.07%
Ratio of operating expenses to average net assets including waivers	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets excluding waivers	1.88%	2.29%	2.24%	2.13%	1.96%
Ratio of net investment income to average net assets including waivers	2.21%	2.63%	2.57%	2.45%	2.28%
Portfolio turnover rate	16%	40%	41%	41%	16%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.
(b)

Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds (i.e. those listed under Money Market Funds or Closed-End Funds on the Schedule of Investments).

See Notes to Financial Statements.

Cullen High Dividend Equity Fund

Financial Highlights

June 30, 2022

	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018
Class R1
Net Asset Value, Beginning of Period	$14.07	$11.79	$14.34	$15.35	$16.39

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20	0.24	0.24	0.26	0.25
Net realized and unrealized gain/(loss)	(0.62)	3.53	(1.78)	0.89	0.47
Total from Investment Operations	(0.42)	3.77	(1.54)	1.15	0.72

DISTRIBUTIONS:
From distributable earnings	(1.71)	(1.49)	(1.01)	(2.16)	(1.76)
Total Distributions	(1.71)	(1.49)	(1.01)	(2.16)	(1.76)

Net Increase/(Decrease) in net asset value	(2.13)	2.28	(2.55)	(1.01)	(1.04)
Net Asset Value, End of Period	$11.94	$14.07	$11.79	$14.34	$15.35
TOTAL RETURN(b)	(4.04%)	34.49%	(11.72%)	9.14%	4.09%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$700	$733	$560	$646	$374
Ratio of operating expenses to average net assets excluding waivers	1.58%	1.59%	1.58%	1.57%	1.57%
Ratio of operating expenses to average net assets including waivers	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income to average net assets excluding waivers	1.38%	1.79%	1.76%	1.70%	1.46%
Ratio of net investment income to average net assets including waivers	1.46%	1.88%	1.84%	1.77%	1.53%
Portfolio turnover rate	16%	40%	41%	41%	16%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.
(b)

Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds (i.e. those listed under Money Market Funds or Closed-End Funds on the Schedule of Investments).

See Notes to Financial Statements.

Cullen High Dividend Equity Fund

Financial Highlights

June 30, 2022

	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018
Class R2
Net Asset Value, Beginning of Period	$14.35	$11.99	$14.57	$15.55	$16.57

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.24	0.28	0.28	0.29	0.27
Net realized and unrealized gain/(loss)	(0.64)	3.60	(1.82)	0.92	0.50
Total from Investment Operations	(0.40)	3.88	(1.54)	1.21	0.77

DISTRIBUTIONS:
From distributable earnings	(1.74)	(1.52)	(1.04)	(2.19)	(1.79)
Total Distributions	(1.74)	(1.52)	(1.04)	(2.19)	(1.79)

Net Increase/(Decrease) in net asset value	(2.14)	2.36	(2.58)	(0.98)	(1.02)
Net Asset Value, End of Period	$12.21	$14.35	$11.99	$14.57	$15.55
TOTAL RETURN(b)	(3.82%)	34.83%	(11.53%)	9.45%	4.38%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$669	$1,036	$920	$1,191	$1,179
Ratio of operating expenses to average net assets excluding waivers	1.33%	1.35%	1.58%	1.57%	1.57%
Ratio of operating expenses to average net assets including waivers	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets excluding waivers	1.58%	2.04%	1.75%	1.64%	1.29%
Ratio of net investment income to average net assets including waivers	1.66%	2.14%	2.08%	1.96%	1.61%
Portfolio turnover rate	16%	40%	41%	41%	16%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.
(b)

Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds (i.e. those listed under Money Market Funds or Closed-End Funds on the Schedule of Investments).

See Notes to Financial Statements.

Cullen Small Cap Value Fund

Financial Highlights

June 30, 2022

	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019		For the Year Ended June 30, 2018
Retail
Net Asset Value, Beginning of Period	$15.98	$9.40	$11.36	$12.35		$13.88

INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(a)	0.14	0.01	0.05	(0.02)		(0.07)
Net realized and unrealized gain/(loss)	(1.06)	6.57	(1.65)	(0.36)		0.98
Total from Investment Operations	(0.92)	6.58	(1.60)	(0.38)		0.91

DISTRIBUTIONS:
From distributable earnings	(1.85)	–	(0.36)	(0.61)		(2.44)
Total Distributions	(1.85)	–	(0.36)	(0.61)		(2.44)

Net Increase/(Decrease) in net asset value	(2.77)	6.58	(1.96)	(0.99)		(1.53)
Net Asset Value, End of Period	$13.21	$15.98	$9.40	$11.36		$12.35
TOTAL RETURN(b)	(6.35%)	70.00%	(14.79%)	(2.28%)		7.38%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$373	$637	$267	$415		$440
Ratio of operating expenses to average net assets excluding waivers	4.25%	4.87%	7.38%	7.67	%(d)(e)	8.02%
Ratio of operating expenses to average net assets including waivers	1.25%	1.25%	1.25%	1.25%		1.25%
Ratio of net investment (loss) to average net assets excluding waivers	(2.10%)	(3.55%)	(5.65%)	(6.63	%)(d)(f)	(7.34%)
Ratio of net investment income/(loss) to average net assets including waivers	0.90%	0.07%	0.48%	(0.21%)		(0.57%)
Portfolio turnover rate	31%	70%	111%	140%		34%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.
(b)

Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds (i.e. those listed under Money Market Funds or Closed-End Funds on the Schedule of Investments).
(d)

In 2019, Custody fees were overstated due to an error in accounting. Due to the expense limitation agreements in place for each affected Fund, net asset values were not affected by this error and accordingly, management concluded the previously issued financial statements were not materially misstated. However, the Ratio of Expenses Before Reimbursements to Average Net Assets and Ratio of Net Investment Income/(Loss) to Average Net Assets before Reimbursements on the financial highlights were revised to reflect the corrected ratios.

(e)	Revised from 9.51% for Retail class, 10.29% for Class C and 9.30% for Class I.
(f)	Revised from (8.47%) for Retail class, (9.25%) for Class C and (8.25%) for Class I.

See Notes to Financial Statements.

Cullen Small Cap Value Fund

Financial Highlights

June 30, 2022

	For the Year Ended June 30, 2022		For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019		For the Year Ended June 30, 2018
Class C
Net Asset Value, Beginning of Period	$14.43		$8.56	$10.41	$11.46		$13.14

INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.00	)(b)	(0.08)	(0.02)	(0.10)		(0.16)
Net realized and unrealized gain/(loss)	(0.92)		5.95	(1.50)	(0.34)		0.92
Total from Investment Operations	(0.92)		5.87	(1.52)	(0.44)		0.76

DISTRIBUTIONS:
From distributable earnings	(1.85)		–	(0.33)	(0.61)		(2.44)
Total Distributions	(1.85)		–	(0.33)	(0.61)		(2.44)

Net Increase/(Decrease) in net asset value	(2.77)		5.87	(1.85)	(1.05)		(1.68)
Net Asset Value, End of Period	$11.66		$14.43	$8.56	$10.41		$11.46
TOTAL RETURN(c)	(7.11%)		68.57%	(15.32%)	(3.01%)		(6.56%)

RATIOS/SUPPLEMENTAL DATA:(d)
Net Assets, End of Period (000s)	$65		$336	$399	$58		$55
Ratio of operating expenses to average net assets excluding waivers	5.04%		5.96%	7.22%	8.30	%(e)(f)	8.79%
Ratio of operating expenses to average net assets including waivers	2.00%		2.00%	2.00%	2.00%		2.00%
Ratio of net investment (loss) to average net assets excluding waivers	(3.07%)		(4.62%)	(5.49%)	(7.26	%)(e)(g)	(8.11%)
Ratio of net investment (loss) to average net assets including waivers	(0.03%)		(0.66%)	(0.27%)	(0.96%)		(1.32%)
Portfolio turnover rate	31%		70%	111%	140%		34%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.
(b)	Amount represents less than $0.005 per common share.
(c)

Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(d)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds (i.e. those listed under Money Market Funds or Closed-End Funds on the Schedule of Investments).
(e)

In 2019, Custody fees were overstated due to an error in accounting. Due to the expense limitation agreements in place for each affected Fund, net asset values were not affected by this error and accordingly, management concluded the previously issued financial statements were not materially misstated. However, the Ratio of Expenses Before Reimbursements to Average Net Assets and Ratio of Net Investment Income/(Loss) to Average Net Assets before Reimbursements on the financial highlights were revised to reflect the corrected ratios.

(f)	Revised from 9.51% for Retail class, 10.29% for Class C and 9.30% for Class I.
(g)	Revised from (8.47%) for Retail class, (9.25%) for Class C and (8.25%) for Class I.

See Notes to Financial Statements.

Cullen Small Cap Value Fund

Financial Highlights

June 30, 2022

	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019		For the Year Ended June 30, 2018
Class I
Net Asset Value, Beginning of Period	$16.45	$9.68	$11.66	$12.63		$14.11

INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(a)	0.18	0.05	0.08	0.01		(0.04)
Net realized and unrealized gain/(loss)	(1.09)	6.75	(1.69)	(0.37)		1.00
Total from Investment Operations	(0.91)	6.80	(1.61)	(0.36)		0.96

DISTRIBUTIONS:
From distributable earnings	(1.85)	(0.03)	(0.37)	(0.61)		(2.44)
Total Distributions	(1.85)	(0.03)	(0.37)	(0.61)		(2.44)

Net Increase/(Decrease) in net asset value	(2.76)	6.77	(1.98)	(0.97)		(1.48)
Net Asset Value, End of Period	$13.69	$16.45	$9.68	$11.66		$12.63
TOTAL RETURN(b)	(6.11%)	70.34%	(14.49%)	(2.07%)		7.62%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$7,848	$7,817	$3,570	$3,810		$3,684
Ratio of operating expenses to average net assets excluding waivers	4.00%	4.72%	7.57%	7.50	%(d)(e)	7.81%
Ratio of operating expenses to average net assets including waivers	1.00%	1.00%	1.00%	1.00%		1.00%
Ratio of net investment (loss) to average net assets excluding waivers	(1.85%)	(3.38%)	(5.80%)	(6.45	%)(d)(f)	(7.13%)
Ratio of net investment income/(loss) to average net assets including waivers	1.15%	0.34%	0.77%	0.05%		(0.32%)
Portfolio turnover rate	31%	70%	111%	140%		34%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.
(b)

Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds (i.e. those listed under Money Market Funds or Closed-End Funds on the Schedule of Investments).
(d)

In 2019, Custody fees were overstated due to an error in accounting. Due to the expense limitation agreements in place for each affected Fund, net asset values were not affected by this error and accordingly, management concluded the previously issued financial statements were not materially misstated. However, the Ratio of Expenses Before Reimbursements to Average Net Assets and Ratio of Net Investment Income/(Loss) to Average Net Assets before Reimbursements on the financial highlights were revised to reflect the corrected ratios.

(e)	Revised from 9.51% for Retail class, 10.29% for Class C and 9.30% for Class I.
(f)	Revised from (8.47%) for Retail class, (9.25%) for Class C and (8.25%) for Class I.

See Notes to Financial Statements.

Cullen Value Fund

Financial Highlights

June 30, 2022

	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019		For the Year Ended June 30, 2018
Retail
Net Asset Value, Beginning of Period	$15.85	$13.87	$16.56	$15.35		$15.30

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20	0.25	0.26	0.23		0.20
Net realized and unrealized gain/(loss)	(1.10)	3.99	(0.93)	1.21		1.03
Total from Investment Operations	(0.90)	4.24	(0.67)	1.44		1.23

DISTRIBUTIONS:
From distributable earnings	(1.68)	(2.26)	(2.02)	(0.23)		(1.18)
Total Distributions	(1.68)	(2.26)	(2.02)	(0.23)		(1.18)

Net Increase/(Decrease) in net asset value	(2.58)	1.98	(2.69)	1.21		0.05
Net Asset Value, End of Period	$13.27	$15.85	$13.87	$16.56		$15.35
TOTAL RETURN(b)	(6.72%)	33.12%	(5.38%)	9.48%		7.97%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$1,947	$2,231	$1,358	$792		$626
Ratio of operating expenses to average net assets excluding waivers	2.23%	2.31%	2.25%	1.97	%(d)(e)	2.04%
Ratio of operating expenses to average net assets including waivers	1.00%	1.00%	1.00%	1.00%		1.00%
Ratio of net investment income to average net assets excluding waivers	0.07%	0.34%	0.50%	0.49	%(d)(f)	0.24%
Ratio of net investment income to average net assets including waivers	1.30%	1.65%	1.75%	1.46%		1.28%
Portfolio turnover rate	36%	40%	18%	5%		2%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.
(b)

Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds (i.e. those listed under Money Market Funds or Closed-End Funds on the Schedule of Investments).
(d)

In 2019, Custody fees were overstated due to an error in accounting. Due to the expense limitation agreements in place for each affected Fund, net asset values were not affected by this error and accordingly, management concluded the previously issued financial statements were not materially misstated. However, the Ratio of Expenses Before Reimbursements to Average Net Assets and Ratio of Net Investment Income/(Loss) to Average Net Assets before Reimbursements on the financial highlights were revised to reflect the corrected ratios.

(e)	Revised from 2.18% for Retail class, 2.94% for Class C and 1.93% for Class I.
(f)	Revised from 0.28% for Retail class, (0.42%) for Class C and 0.54% for Class I.

See Notes to Financial Statements.

Cullen Value Fund

Financial Highlights

June 30, 2022

	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019		For the Year Ended June 30, 2018
Class C
Net Asset Value, Beginning of Period	$15.82	$13.85	$16.55	$15.34		$15.28

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09	0.12	0.15	0.12		0.09
Net realized and unrealized gain/(loss)	(1.11)	4.00	(0.93)	1.20		1.04
Total from Investment Operations	(1.02)	4.12	(0.78)	1.32		1.13

DISTRIBUTIONS:
From distributable earnings	(1.56)	(2.15)	(1.92)	(0.11)		(1.07)
Total Distributions	(1.56)	(2.15)	(1.92)	(0.11)		(1.07)

Net Increase/(Decrease) in net asset value	(2.58)	1.97	(2.70)	1.21		0.06
Net Asset Value, End of Period	$13.24	$15.82	$13.85	$16.55		$15.34
TOTAL RETURN(b)	(7.45%)	32.18%	(6.11%)	8.64%		7.25%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$783	$596	$360	$404		$203
Ratio of operating expenses to average net assets excluding waivers	3.01%	3.05%	2.93%	2.65	%(d)(e)	2.78%
Ratio of operating expenses to average net assets including waivers	1.75%	1.75%	1.75%	1.75%		1.75%
Ratio of net investment (loss) to average net assets excluding waivers	(0.66%)	(0.49%)	(0.20%)	(0.13	%)(d)(f)	(0.49%)
Ratio of net investment income to average net assets including waivers	0.60%	0.81%	0.98%	0.77%		0.54%
Portfolio turnover rate	36%	40%	18%	5%		2%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.
(b)

Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds (i.e. those listed under Money Market Funds or Closed-End Funds on the Schedule of Investments).
(d)

In 2019, Custody fees were overstated due to an error in accounting. Due to the expense limitation agreements in place for each affected Fund, net asset values were not affected by this error and accordingly, management concluded the previously issued financial statements were not materially misstated. However, the Ratio of Expenses Before Reimbursements to Average Net Assets and Ratio of Net Investment Income/(Loss) to Average Net Assets before Reimbursements on the financial highlights were revised to reflect the corrected ratios.

(e)	Revised from 2.18% for Retail class, 2.94% for Class C and 1.93% for Class I.
(f)	Revised from 0.28% for Retail class, (0.42%) for Class C and 0.54% for Class I.

See Notes to Financial Statements.

Cullen Value Fund

Financial Highlights

June 30, 2022

	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019		For the Year Ended June 30, 2018
Class I
Net Asset Value, Beginning of Period	$15.80	$13.84	$16.55	$15.34		$15.29

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.24	0.28	0.31	0.27		0.24
Net realized and unrealized gain/(loss)	(1.10)	3.98	(0.93)	1.21		1.03
Total from Investment Operations	(0.86)	4.26	(0.62)	1.48		1.27

DISTRIBUTIONS:
From distributable earnings	(1.72)	(2.30)	(2.09)	(0.27)		(1.22)
Total Distributions	(1.72)	(2.30)	(2.09)	(0.27)		(1.22)

Net Increase/(Decrease) in net asset value	(2.58)	1.96	(2.71)	1.21		0.05
Net Asset Value, End of Period	$13.22	$15.80	$13.84	$16.55		$15.34
TOTAL RETURN(b)	(6.51%)	33.42%	(5.12%)	9.74%		8.25%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$20,795	$24,287	$21,644	$39,111		$35,213
Ratio of operating expenses to average net assets excluding waivers	1.98%	2.08%	1.88%	1.74	%(d)(e)	1.80%
Ratio of operating expenses to average net assets including waivers	0.75%	0.75%	0.75%	0.75%		0.75%
Ratio of net investment income to average net assets excluding waivers	0.31%	0.59%	0.84%	0.73	%(d)(f)	0.47%
Ratio of net investment income to average net assets including waivers	1.54%	1.92%	1.97%	1.72%		1.52%
Portfolio turnover rate	36%	40%	18%	5%		2%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.
(b)

Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds (i.e. those listed under Money Market Funds or Closed-End Funds on the Schedule of Investments).
(d)

In 2019, Custody fees were overstated due to an error in accounting. Due to the expense limitation agreements in place for each affected Fund, net asset values were not affected by this error and accordingly, management concluded the previously issued financial statements were not materially misstated. However, the Ratio of Expenses Before Reimbursements to Average Net Assets and Ratio of Net Investment Income/(Loss) to Average Net Assets before Reimbursements on the financial highlights were revised to reflect the corrected ratios.

(e)	Revised from 2.18% for Retail class, 2.94% for Class C and 1.93% for Class I.
(f)	Revised from 0.28% for Retail class, (0.42%) for Class C and 0.54% for Class I.

See Notes to Financial Statements.

Cullen Emerging Markets High Dividend Fund

Financial Highlights

June 30, 2022

	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018
Retail
Net Asset Value, Beginning of Period	$12.30	$8.95	$10.26	$10.55	$10.67

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.36	0.29	0.27	0.42	0.33
Net realized and unrealized gain/(loss)	(2.54)	3.30	(1.23)	(0.35)	(0.05)
Total from Investment Operations	(2.18)	3.59	(0.96)	0.07	0.28

DISTRIBUTIONS:
From distributable earnings	(0.38)	(0.24)	(0.35)	(0.36)	(0.40)
Total Distributions	(0.38)	(0.24)	(0.35)	(0.36)	(0.40)

Net Increase/(Decrease) in net asset value	(2.56)	3.35	(1.31)	(0.29)	(0.12)
Net Asset Value, End of Period	$9.74	$12.30	$8.95	$10.26	$10.55
TOTAL RETURN(b)	(17.95%)	40.49%	(9.47%)	0.66%	2.48%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$7,492	$9,819	$10,199	$15,576	$14,749
Ratio of operating expenses to average net assets excluding waivers	1.49%	1.52%	1.49%	1.43%	1.52%
Ratio of operating expenses to average net assets including waivers	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets excluding waivers	2.91%	2.35%	2.51%	4.01%	2.59%
Ratio of net investment income to average net assets including waivers	3.15%	2.62%	2.75%	4.19%	2.86%
Portfolio turnover rate	87%	80%	70%	77%	48%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.
(b)

Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds (i.e. those listed under Money Market Funds or Closed-End Funds on the Schedule of Investments).

See Notes to Financial Statements.

Cullen Emerging Markets High Dividend Fund

Financial Highlights

June 30, 2022

	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018
Class C
Net Asset Value, Beginning of Period	$12.14	$8.84	$10.14	$10.45	$10.57

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.28	0.21	0.19	0.34	0.24
Net realized and unrealized gain/(loss)	(2.51)	3.26	(1.21)	(0.35)	(0.05)
Total from Investment Operations	(2.23)	3.47	(1.02)	(0.01)	0.19

DISTRIBUTIONS:
From distributable earnings	(0.32)	(0.17)	(0.28)	(0.30)	(0.31)
Total Distributions	(0.32)	(0.17)	(0.28)	(0.30)	(0.31)

Net Increase/(Decrease) in net asset value	(2.55)	3.30	(1.30)	(0.31)	(0.12)
Net Asset Value, End of Period	$9.59	$12.14	$8.84	$10.14	$10.45
TOTAL RETURN(b)	(18.58%)	39.51%	(10.20%)	(0.08%)	1.71%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$1,405	$1,869	$1,467	$2,039	$2,412
Ratio of operating expenses to average net assets excluding waivers	2.24%	2.27%	2.24%	2.18%	2.28%
Ratio of operating expenses to average net assets including waivers	2.00%	2.00%	2.00%	2.00%	2.00%
Ratio of net investment income to average net assets excluding waivers	2.20%	1.65%	1.75%	3.22%	1.85%
Ratio of net investment income to average net assets including waivers	2.44%	1.92%	1.99%	3.40%	2.13%
Portfolio turnover rate	87%	80%	70%	77%	48%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.
(b)

Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds (i.e. those listed under Money Market Funds or Closed-End Funds on the Schedule of Investments).

See Notes to Financial Statements.

Cullen Emerging Markets High Dividend Fund

Financial Highlights

June 30, 2022

	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018
Class I
Net Asset Value, Beginning of Period	$12.39	$9.01	$10.33	$10.61	$10.73

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.48	0.33	0.29	0.45	0.37
Net realized and unrealized gain/(loss)	(2.65)	3.32	(1.23)	(0.35)	(0.07)
Total from Investment Operations	(2.17)	3.65	(0.94)	0.10	0.30

DISTRIBUTIONS:
From distributable earnings	(0.40)	(0.27)	(0.38)	(0.38)	(0.42)
Total Distributions	(0.40)	(0.27)	(0.38)	(0.38)	(0.42)

Net Increase/(Decrease) in net asset value	(2.57)	3.38	(1.32)	(0.28)	(0.12)
Net Asset Value, End of Period	$9.82	$12.39	$9.01	$10.33	$10.61
TOTAL RETURN(b)	(17.75%)	40.91%	(9.26%)	0.93%	2.72%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$302,300	$289,113	$237,242	$332,377	$393,127
Ratio of operating expenses to average net assets excluding waivers	1.24%	1.27%	1.24%	1.18%	1.28%
Ratio of operating expenses to average net assets including waivers	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets excluding waivers	3.95%	2.71%	2.73%	4.22%	2.93%
Ratio of net investment income to average net assets including waivers	4.19%	2.98%	2.97%	4.40%	3.21%
Portfolio turnover rate	87%	80%	70%	77%	48%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.
(b)

Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds (i.e. those listed under Money Market Funds or Closed-End Funds on the Schedule of Investments).

See Notes to Financial Statements.

Cullen Enhanced Equity Income Fund

Financial Highlights

June 30, 2022

	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019		For the Year Ended June 30, 2018
Retail
Net Asset Value, Beginning of Period	$11.44	$8.95	$10.15	$9.87		$10.66

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.29	0.26	0.25	0.24		0.23
Net realized and unrealized gain/(loss)	(0.60)	2.77	(0.86)	0.60		(0.27)
Total from Investment Operations	(0.31)	3.03	(0.61)	0.84		(0.04)

DISTRIBUTIONS:
From distributable earnings	(0.98)	(0.54)	(0.38)	(0.56)		(0.75)
From tax return of capital	–	–	(0.21)	–		–
Total Distributions	(0.98)	(0.54)	(0.59)	(0.56)		(0.75)

Net Increase/(Decrease) in net asset value	(1.29)	2.49	(1.20)	0.28		(0.79)
Net Asset Value, End of Period	$10.15	$11.44	$8.95	$10.15		$9.87
TOTAL RETURN(b)	(3.19%)	34.77%	(6.08%)	8.69%		(0.51%)

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$3,078	$2,395	$1,899	$2,243		$2,064
Ratio of operating expenses to average net assets excluding waivers	1.56%	1.81%	1.94%	1.86	%(d)(e)	2.05%
Ratio of operating expenses to average net assets including waivers	1.00%	1.00%	1.00%	1.00%		1.00%
Ratio of net investment income to average net assets excluding waivers	2.01%	1.72%	1.66%	1.48	%(d)(f)	1.17%
Ratio of net investment income to average net assets including waivers	2.57%	2.53%	2.60%	2.34%		2.22%
Portfolio turnover rate	93%	139%	170%	192%		157%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.
(b)

Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds (i.e. those listed under Money Market Funds or Closed-End Funds on the Schedule of Investments).
(d)

In 2019, Custody fees were overstated due to an error in accounting. Due to the expense limitation agreements in place for each affected Fund, net asset values were not affected by this error and accordingly, management concluded the previously issued financial statements were not materially misstated. However, the Ratio of Expenses Before Reimbursements to Average Net Assets and Ratio of Net Investment Income/(Loss) to Average Net Assets before Reimbursements on the financial highlights were revised to reflect the corrected ratios.

(e)	Revised from 2.03% for Retail class, 2.78% for Class C and 1.78% for Class I.
(f)	Revised from 1.31% for Retail class, 0.56% for Class C and 1.55% for Class I.

See Notes to Financial Statements.

Cullen Enhanced Equity Income Fund

Financial Highlights

June 30, 2022

	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019		For the Year Ended June 30, 2018
Class C
Net Asset Value, Beginning of Period	$11.47	$8.98	$10.17	$9.89		$10.67

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20	0.18	0.17	0.16		0.15
Net realized and unrealized gain/(loss)	(0.59)	2.77	(0.85)	0.60		(0.26)
Total from Investment Operations	(0.39)	2.95	(0.68)	0.76		(0.11)

DISTRIBUTIONS:
From distributable earnings	(0.92)	(0.46)	(0.33)	(0.48)		(0.67)
From tax return of capital	–	–	(0.18)	–		–
Total Distributions	(0.92)	(0.46)	(0.51)	(0.48)		(0.67)

Net Increase/(Decrease) in net asset value	(1.31)	2.49	(1.19)	0.28		(0.78)
Net Asset Value, End of Period	$10.16	$11.47	$8.98	$10.17		$9.89
TOTAL RETURN(b)	(3.88%)	33.66%	(6.72%)	7.86%		(1.17%)

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$7,127	$6,590	$4,311	$5,216		$4,961
Ratio of operating expenses to average net assets excluding waivers	2.32%	2.55%	2.67%	2.56	%(d)(e)	2.80%
Ratio of operating expenses to average net assets including waivers	1.75%	1.75%	1.75%	1.75%		1.75%
Ratio of net investment income to average net assets excluding waivers	1.24%	0.96%	0.88%	0.78	%(d)(f)	0.42%
Ratio of net investment income to average net assets including waivers	1.81%	1.76%	1.80%	1.59%		1.47%
Portfolio turnover rate	93%	139%	170%	192%		157%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.
(b)

Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds (i.e. those listed under Money Market Funds or Closed-End Funds on the Schedule of Investments).
(d)

In 2019, Custody fees were overstated due to an error in accounting. Due to the expense limitation agreements in place for each affected Fund, net asset values were not affected by this error and accordingly, management concluded the previously issued financial statements were not materially misstated. However, the Ratio of Expenses Before Reimbursements to Average Net Assets and Ratio of Net Investment Income/(Loss) to Average Net Assets before Reimbursements on the financial highlights were revised to reflect the corrected ratios.

(e)	Revised from 2.03% for Retail class, 2.78% for Class C and 1.78% for Class I.
(f)	Revised from 1.31% for Retail class, 0.56% for Class C and 1.55% for Class I.

See Notes to Financial Statements.

Cullen Enhanced Equity Income Fund

Financial Highlights

June 30, 2022

	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019		For the Year Ended June 30, 2018
Class I
Net Asset Value, Beginning of Period	$11.51	$9.00	$10.21	$9.92		$10.70

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.31	0.29	0.28	0.26		0.26
Net realized and unrealized gain/(loss)	(0.59)	2.78	(0.88)	0.61		(0.27)
Total from Investment Operations	(0.28)	3.07	(0.60)	0.87		(0.01)

DISTRIBUTIONS:
From distributable earnings	(1.00)	(0.56)	(0.39)	(0.58)		(0.77)
From tax return of capital	–	–	(0.22)	–		–
Total Distributions	(1.00)	(0.56)	(0.61)	(0.58)		(0.77)

Net Increase/(Decrease) in net asset value	(1.28)	2.51	(1.21)	0.29		(0.78)
Net Asset Value, End of Period	$10.23	$11.51	$9.00	$10.21		$9.92
TOTAL RETURN(b)	(2.90%)	35.09%	(5.92%)	9.03%		(0.24%)

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$160,092	$70,940	$39,697	$44,980		$39,675
Ratio of operating expenses to average net assets excluding waivers	1.28%	1.54%	1.68%	1.64	%(d)(e)	1.80%
Ratio of operating expenses to average net assets including waivers	0.75%	0.75%	0.75%	0.75%		0.75%
Ratio of net investment income to average net assets excluding waivers	2.20%	1.96%	1.91%	1.69	%(d)(f)	1.42%
Ratio of net investment income to average net assets including waivers	2.73%	2.75%	2.84%	2.58%		2.47%
Portfolio turnover rate	93%	139%	170%	192%		157%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.
(b)

Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds (i.e. those listed under Money Market Funds or Closed-End Funds on the Schedule of Investments).
(d)

In 2019, Custody fees were overstated due to an error in accounting. Due to the expense limitation agreements in place for each affected Fund, net asset values were not affected by this error and accordingly, management concluded the previously issued financial statements were not materially misstated. However, the Ratio of Expenses Before Reimbursements to Average Net Assets and Ratio of Net Investment Income/(Loss) to Average Net Assets before Reimbursements on the financial highlights were revised to reflect the corrected ratios.

(e)	Revised from 2.03% for Retail class, 2.78% for Class C and 1.78% for Class I.
(f)	Revised from 1.31% for Retail class, 0.56% for Class C and 1.55% for Class I.

See Notes to Financial Statements.

Cullen Funds

Notes to Financial Statements

June 30, 2022

NOTE 1 -	ORGANIZATION

The Cullen Funds Trust (the “Trust”) is an open end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers six separate series to investors: the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund (each a “Fund” and collectively, the “Funds”). The Funds are open end, diversified management investment companies registered under the 1940 Act. The investment objectives of the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund are long-term capital appreciation and current income. The investment objective of the Cullen Small Cap Value Fund is long-term capital appreciation.

The Trust offers Retail Class, Class C, Class I, Class R1 and Class R2 Shares, except the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund, which offer only Retail Class, Class C and Class I shares. However, the Cullen Small Cap Value Fund has not experienced any subscriptions in Class R1 and R2 shares since inception. As of June 30, 2022, the Cullen International High Dividend Fund Class R1 has no shares outstanding. Each class of shares differs principally in its respective distribution expenses and shareholder servicing expenses. Each class of shares has identical rights to earnings, assets, and voting privileges, except for the class specific expenses and exclusive rights to vote on matters affecting only individual classes.

NOTE 2 -	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.

Valuation of Securities – Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds on the day of valuation. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees under supervision of the full Board. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

Option Contracts – Option contracts shall typically be valued using reliable market quotations from the primary exchange on which the respective options are traded on the day of valuation or, if there has been no trade on such day, at the mean between the bid and asked prices. Any options for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees under supervision of the Board, which may include a Black-Scholes model, the Cox- Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model deemed appropriate. As of June 30, 2022, all written option contracts held are exchange-traded.

Participatory Notes/Warrants – The Funds may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”). The Funds may purchase P-notes pending ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. The Funds must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of the P-note is entitled to receive from the bank or broker-dealer an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g. voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security. P-notes are generally valued based upon the value of a related underlying security that trades actively in the market.

Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last reported trade or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. The Funds use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day of the New York Stock Exchange (“NYSE”). The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security. In such a circumstance, the affected securities would be considered level 2.

The Trust follows the authoritative guidance for fair value measurements. FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation approaches used to measure fair value.

Cullen Funds

Notes to Financial Statements

June 30, 2022 (Continued)

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

The Trust’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Trust’s fair value procedures. This may result in movements between levels 1, 2 and 3 throughout the period. Pursuant to the Trust’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies), exchange traded derivatives (i.e. options) and money market instruments are generally categorized as level 1 securities in the fair value hierarchy. Fixed income securities and non-exchange traded derivatives are generally categorized as level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. Provided pre-defined triggers have been met, the Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. These valuations are typically categorized as level 2 or level 3 securities in the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2022 in valuing each Fund’s assets carried at fair value:

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen International High Dividend Fund
Common Stocks	$161,900,761	$–	$–	$161,900,761
Preferred Stock	1,549,569	–	–	1,549,569
Total	$163,450,330	$–	$–	$163,450,330

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen High Dividend Equity Fund
Common Stocks	$911,336,768	$–	$–	$911,336,768
Exchange-Traded Funds	68,304,910	–	–	68,304,910
Total	$979,641,678	$–	$–	$979,641,678

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Small Cap Value Fund
Common Stocks	$7,779,757	$–	$–	$7,779,757
Total	$7,779,757	$–	$–	$7,779,757

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Value Fund
Common Stocks	$21,495,101	$–	$–	$21,495,101
Exchange-Traded Funds	1,625,784	–	–	1,625,784
Total	$23,120,885	$–	$–	$23,120,885

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Emerging Markets High Dividend Fund
Common Stocks	$269,610,405	$–	$–	$269,610,405
Preferred Stock	5,750,891	–	–	5,750,891
Participatory Notes(2)	–	10,822,255	–	10,822,255
Total	$275,361,296	$10,822,255	$–	$286,183,551

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Enhanced Equity Income Fund
Common Stocks	$152,159,449	$–	$–	$152,159,449
Exchange-Traded Funds	13,667,782	–	–	13,667,782
Total	$165,827,231	$–	$–	$165,827,231
Other Financial Instruments(3)
Written Options	$(348,363)	$–	$–	$(348,363)
Total	$(348,363)	$–	$–	$(348,363)

(1)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.
(2)	Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as level 2 in the fair value hierarchy.
(3)	Other financial instruments are derivative instruments reflected in the Schedule of Investments.

Cullen Funds

Notes to Financial Statements

June 30, 2022 (Continued)

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Cullen International High Dividend Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund and monthly for the Cullen High Dividend Equity Fund. Distributions from realized capital gains, if any, are declared and paid at least annually.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and plan to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax expense to the Funds. Therefore, no federal income or excise tax provision is recorded.

As of and during the year ended June 30, 2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Guarantees and Indemnification – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, however, the Funds expect the risk of loss to be remote.

Income and Expenses – Within each Fund, dividend income is recognized on the ex-dividend date or as soon as information is available. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its respective net assets.

Foreign Currency Transactions – The Funds isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations in foreign exchange rates are included with the net realized and unrealized gain or loss from foreign currency related transactions. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s accounts and the U.S. dollar equivalent of the amounts actually received or paid.

Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds on a specific identification cost basis.

The effect of derivative instruments on the Statements of Assets and Liabilities as of June 30, 2022:

	Asset Derivatives Statement of Assets and Liabilities Location		Liability Derivatives Statement of Assets and Liabilities Location
	Location	Fair Value	Location	Fair Value
Cullen Enhanced Equity Income Fund
Equity Contracts (Written Options)	N/A	$–	Written Options, at value	$(348,363)
Total		$–		$(348,363)

The effect of derivatives instruments on the Statements of Operations for the year ended June 30, 2022:

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives	Change in Unrealized Appreciation/ (Depreciation) on Derivatives
Cullen Enhanced Equity Income Fund
Equity Contracts (Written Options)	Net realized gain on written options/Net change in unrealized depreciation on written options	$2,453,441	$(23,933)
Total		$2,453,441	$(23,933)

The Cullen Enhanced Equity Income Fund had the following monthly average written call option notional value during the year ended June 30, 2022:

Monthly Average Written Option Notional Value
Cullen Enhanced Equity Income Fund	$18,859,810

Cullen Funds

Notes to Financial Statements

June 30, 2022 (Continued)

NOTE 3 -	CAPITAL SHARE TRANSACTIONS

Share transactions were as follows:

	Year Ended June 30, 2022	Year Ended June 30, 2021
Cullen International High Dividend Fund
Retail
Shares sold	78,077	182,451
Dividends reinvested	13,739	14,011
Shares redeemed	(207,312)	(242,330)
Net decrease in shares outstanding	(115,496)	(45,868)
Class C
Shares sold	19,303	38,979
Dividends reinvested	2,551	2,285
Shares redeemed	(31,487)	(37,600)
Net increase/(decrease) in shares outstanding	(9,633)	3,664
Class I
Shares sold	7,938,570	4,860,548
Dividends reinvested	342,137	247,829
Shares redeemed	(6,457,256)	(3,491,543)
Net increase in shares outstanding	1,823,451	1,616,834
Class R1
Shares sold	38	140
Dividends reinvested	9	25
Shares redeemed	(974)	(519)
Net decrease in shares outstanding	(927)	(354)
Class R2
Shares sold	–	13
Dividends reinvested	–	8
Shares redeemed	(286)	(26)
Net decrease in shares outstanding	(286)	(5)

Cullen High Dividend Equity Fund
Retail
Shares sold	564,312	712,292
Dividends reinvested	767,745	823,186
Shares redeemed	(1,687,880)	(2,707,522)
Net decrease in shares outstanding	(355,823)	(1,172,044)
Class C
Shares sold	175,970	151,369
Dividends reinvested	213,550	226,767
Shares redeemed	(317,807)	(821,678)
Net increase/(decrease) in shares outstanding	71,713	(443,542)
Class I
Shares sold	9,029,922	10,611,234
Dividends reinvested	5,161,114	5,266,957
Shares redeemed	(14,092,264)	(22,751,005)
Net increase/(decrease) in shares outstanding	98,772	(6,872,814)
Class R1
Shares sold	1,981	2,949
Dividends reinvested	6,695	6,084
Shares redeemed	(2,193)	(4,441)
Net increase in shares outstanding	6,483	4,592
Class R2
Shares sold	8,125	9,549
Dividends reinvested	9,083	7,811
Shares redeemed	(34,554)	(21,868)
Net decrease in shares outstanding	(17,346)	(4,508)

Cullen Funds

Notes to Financial Statements

June 30, 2022 (Continued)

	Year Ended June 30, 2022	Year Ended June 30, 2021
Cullen Small Cap Value Fund
Retail
Shares sold	5,181	83,073
Dividends reinvested	5,086	–
Shares redeemed	(21,917)	(71,580)
Net increase/(decrease) in shares outstanding	(11,650)	11,493
Class C
Shares sold	2,234	10,367
Dividends reinvested	1,128	–
Shares redeemed	(21,110)	(33,722)
Net decrease in shares outstanding	(17,748)	(23,355)
Class I
Shares sold	65,709	307,330
Dividends reinvested	60,272	1,042
Shares redeemed	(27,865)	(201,933)
Net increase in shares outstanding	98,116	106,439

Cullen Value Fund
Retail
Shares sold	10,251	47,482
Dividends reinvested	16,164	19,549
Shares redeemed	(20,406)	(24,229)
Net increase in shares outstanding	6,009	42,802
Class C
Shares sold	29,174	26,446
Dividends reinvested	3,946	1,682
Shares redeemed	(11,632)	(16,430)
Net increase in shares outstanding	21,488	11,698
Class I
Shares sold	40,265	65,500
Dividends reinvested	178,150	247,137
Shares redeemed	(182,617)	(340,181)
Net increase/(decrease) in shares outstanding	35,798	(27,544)

Cullen Emerging Markets High Dividend Fund
Retail
Shares sold	176,735	220,558
Dividends reinvested	23,720	18,212
Shares redeemed	(229,096)	(580,759)
Net decrease in shares outstanding	(28,641)	(341,989)
Class C
Shares sold	2,415	6,133
Dividends reinvested	4,317	2,382
Shares redeemed	(14,207)	(20,538)
Net decrease in shares outstanding	(7,475)	(12,023)
Class I
Shares sold	14,011,777	8,635,167
Dividends reinvested	994,977	553,473
Shares redeemed	(7,543,430)	(12,192,529)
Net increase/(decrease) in shares outstanding	7,463,324	(3,003,889)

Cullen Funds

Notes to Financial Statements

June 30, 2022 (Continued)

	Year Ended June 30, 2022	Year Ended June 30, 2021
Cullen Enhanced Equity Income Fund
Retail
Shares sold	122,619	56,293
Dividends reinvested	22,207	10,179
Shares redeemed	(51,075)	(69,257)
Net increase/(decrease) in shares outstanding	93,751	(2,785)
Class C
Shares sold	239,360	210,853
Dividends reinvested	40,799	14,071
Shares redeemed	(153,197)	(130,741)
Net increase in shares outstanding	126,962	94,183
Class I
Shares sold	10,580,709	2,401,274
Dividends reinvested	704,814	246,528
Shares redeemed	(1,799,489)	(895,054)
Net increase in shares outstanding	9,486,034	1,752,748

NOTE 4 -	INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term investments, for the year ended June 30, 2022 were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Cullen International High Dividend Fund	$138,989,391	$134,534,634
Cullen High Dividend Equity Fund	179,822,991	287,772,972
Cullen Small Cap Value Fund	2,637,837	3,019,771
Cullen Value Fund	9,516,785	10,159,891
Cullen Emerging Markets High Dividend Fund	318,169,098	254,019,889
Cullen Enhanced Equity Income Fund	205,372,364	97,977,590

NOTE 5 -	FEDERAL TAX INFORMATION

As of June 30, 2022, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Unrealized Appreciation/(Depreciation)	Total
Cullen International High Dividend Fund	$182,258	$(26,395,817)	$8,338,821	$(17,874,738)
Cullen High Dividend Equity Fund	35,709	57,140,180	408,424,587	465,600,476
Cullen Small Cap Value Fund	76,658	618,540	958,746	1,653,944
Cullen Value Fund	—	1,197,301	7,435,256	8,632,557
Cullen Emerging Markets High Dividend Fund	348,654	(66,378,791)	2,792,956	(63,237,181)
Cullen Enhanced Equity Income Fund	896,469	–	(14,384,606)	(13,488,137)

As of June 30, 2022 the costs of investments for federal tax purposes and accumulated net unrealized appreciation/ (depreciation) in investments were as follows:

	Gross Appreciation (excess of value over tax cost	)	Gross Depreciation (excess of tax cost over value )	Net Appreciation/(Depreciation) of Foreign Currency	Net Unrealized Appreciation/(Depreciation)	Cost of Investments for Income Tax Purposes*
Cullen International High Dividend Fund	$20,921,734		$(12,516,563)	$(66,350)	$8,338,821	$155,045,159
Cullen High Dividend Equity Fund	411,850,045		(3,427,629)	2,171	408,424,587	571,219,262
Cullen Small Cap Value Fund	1,611,169		(652,423)	–	958,746	6,821,011
Cullen Value Fund	7,764,104		(328,848)	–	7,435,256	15,685,629
Cullen Emerging Markets High Dividend Fund	28,576,462		(25,740,300)	(43,206)	2,792,956	283,262,400
Cullen Enhanced Equity Income Fund	4,629,869		(19,014,684)	209	(14,384,606)	180,176,678

*

Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to various book-to-tax differences. Those differences primarily relate to wash sales, straddles, partnership adjustments and passive foreign investment company adjustments for the Funds.

The Funds may periodically make reclassifications among certain of their capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations, which may differ from GAAP. These principles require that permanent financial reporting and tax differences be reclassified in the capital accounts. For the Funds’ most recent year end, as a result of permanent book-to-tax differences

Cullen Funds

Notes to Financial Statements

June 30, 2022 (Continued)

arising primarily from the treatment of foreign currency, passive foreign investment companies, excise taxes paid, taxable overdistribution and the use of tax equalization, reclassification adjustments were made to increase (decrease) the amounts listed below:

Fund	Paid-in Capital	Total Distributable Earnings
Cullen Emerging Markets High Dividend Fund	$(31,424)	$31,424
Cullen High Dividend Equity Fund	5,694,150	(5,694,150)

At June 30, 2022, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code (the “Code”) and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of the current fiscal year end, the following amounts are available as carry forwards to the next tax year:

Fund	No Expiration Short-Term	Total
Cullen International High Dividend Fund	$(26,395,817)	$(26,395,817)
Cullen Emerging Markets High Dividend Fund	(66,378,791)	(66,378,791)

The tax composition of dividends paid during the year ended June 30, 2022 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain
Cullen International High Dividend Fund	$5,957,058	$–
Cullen High Dividend Equity Fund	32,668,221	88,037,418
Cullen Small Cap Value Fund	174,829	791,984
Cullen Value Fund	1,364,080	1,579,615
Cullen Emerging Markets High Dividend Fund	11,479,062	–
Cullen Enhanced Equity Income Fund	9,341,614	–

The tax composition of dividends paid during the year ended June 30, 2021 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain
Cullen International High Dividend Fund	$5,203,456	$–
Cullen High Dividend Equity Fund	27,782,665	82,668,138
Cullen Small Cap Value Fund	12,981	–
Cullen Value Fund	617,451	3,098,112
Cullen Emerging Markets High Dividend Fund	6,595,559	–
Cullen Enhanced Equity Income Fund	3,212,850	–

NOTE 6 -	INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust has an agreement with Cullen Capital Management, LLC (the “Investment Advisor”), with which certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the agreement, the Funds will compensate the Investment Advisor for its management services at the annual rate of 1.00% of each Fund’s average daily net assets. Through October 31, 2023, the Investment Advisor has agreed to absorb expenses to the extent that the Cullen International High Dividend Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00%, 1.00%, 1.75% and 1.50% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; the Cullen High Dividend Equity Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.00%, 1.75%, 0.75%, 1.50% and 1.25% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; and the Cullen Small Cap Value Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00%, 1.00%, 1.75% and 1.50% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; the Cullen Value Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.00%, 1.75% and 0.75% of the Retail Class, Class C and Class I net assets, respectively; the Cullen Emerging Markets High Dividend Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00% and 1.00% of the Retail Class, Class C, and Class I net assets, respectively; and the Cullen Enhanced Equity Income Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.00%, 1.75% and 0.75% of the Retail Class, Class C and Class I net assets, respectively. For a period of three years after the year in which the Investment Advisor reimburses expenses, the Investment Advisor may seek reimbursement on a class-by-class basis from the respective Fund to the extent that total annual individual Fund operating expenses are less than the expense limitation in effect at the time of the reimbursement.

Cullen Funds

Notes to Financial Statements

June 30, 2022 (Continued)

As of June 30, 2022, reimbursed expenses for each Fund subject to potential recovery by year of expiration are as follows:

	Expiring June 30,
	2023	2024	2025
Cullen International High Dividend Fund
Retail	$18,401	$14,679	$13,727
Class C	6,277	3,109	3,235
Class I	417,603	450,232	468,124
Class R2	2	2	–
Total	$442,290	$468,025	$485,087
Cullen High Dividend Equity Fund
Retail	$508,920	$417,669	$417,900
Class C	156,076	117,996	119,314
Class I	3,886,846	3,143,828	3,273,352
Class R1	480	564	636
Class R2	3,332	945	763
Total	$4,555,654	$3,681,002	$3,811,965
Cullen Small Cap Value Fund
Retail	$19,199	$24,890	$18,685
Class C	4,374	14,222	5,954
Class I	250,340	227,747	233,171
Total	$273,913	$266,859	$257,810
Cullen Value Fund
Retail	$12,692	$24,262	$28,452
Class C	4,566	4,266	8,470
Class I	347,984	309,438	300,843
Total	$365,242	$337,966	$337,765
Cullen Emerging Markets High Dividend Fund
Retail	$31,944	$26,960	$21,366
Class C	4,422	4,441	4,115
Class I	718,933	701,345	730,005
Total	$755,299	$732,746	$755,486
Cullen Enhanced Equity Income Fund
Retail	$20,282	$16,642	$16,115
Class C	45,707	40,315	40,651
Class I	373,623	405,839	533,880
Total	$439,612	$462,796	$590,646

Effective May 2, 2022, Paralel Technologies LLC (“PRT”) began serving as the Funds’ administrator and provides all administrative and fund accounting services to the Funds. Effective May 11, 2022, an employee of PRT was named Chief Compliance Officer of the Funds pursuant to a compliance agreement with PRT. Prior to May 2, 2022, ALPS Fund Services, Inc. served as the Funds’ administrator and fund accountant. Brown Brothers Harriman serves as the Funds’ custodian.

NOTE 7 -	DISTRIBUTION PLAN

The Funds have adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25%, 1.00%, 0.50% and 0.25% of the average daily net assets of Retail Class, Class C, Class R1, and Class R2, respectively. Amounts paid under the Plan to the Funds’ distributor, ALPS Distributors, Inc., compensate the distributor for any activities or expenses primarily intended to result in the sale of shares of the Funds. This may include, but is not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The expenses of the Plan are reflected as distribution fees in the Statement of Operations.

NOTE 8 -	SHAREHOLDER SERVICES FEE

The Trust has adopted a Shareholder Servicing Plan (the “Servicing Plan”) with respect to the Funds’ Class R1 and Class R2 shares. For providing certain account administration services to participants in retirement plans that are beneficial owners of such shares, the Servicing Plan authorizes each Fund to compensate plan administrators or other intermediaries up to 0.25% of the average daily net assets of Class R1 and Class R2. The expenses of the Servicing Plan, if any, are reflected as shareholder services fees in the Statement of Operations.

NOTE 9 -	FOREIGN INVESTMENT RISK

The Trust invests in securities traded on exchanges outside the United States. Further, each Fund invests in securities issued by companies domiciled outside the United States, which may be subject to political, social and economic uncertainty to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

Cullen Funds

Notes to Financial Statements

June 30, 2022 (Continued)

NOTE 10 -	SIGNIFICANT SHAREHOLDERS

At June 30, 2022, the Cullen Small Cap Value Fund had two affiliated shareholders who held 47.06% and 8.86% of the Fund’s outstanding shares and the Cullen Value Fund had two affiliated shareholders who held 36.18% and 5.29% of the Fund’s outstanding shares. Investment activities of these shareholders could have a material effect on the respective Funds.

NOTE 11 -	CYBERSECURITY EVENT/RELATED PARTY AGREEMENT

The email account of a senior officer of the Adviser and the Trust and an affiliated shareholder of the Cullen Value Fund was compromised through a phishing attack. On June 8 and 10, 2022, fraudulent redemptions totaling $1.2 million were processed by the Transfer Agent from the affiliated shareholder’s account in the Cullen Value Fund, which is held jointly with another related party shareholder. A third redemption request was presented on June 14 but not processed by the Transfer Agent. On August 22, 2022, $340,043 of the misappropriated funds were reclaimed from a recipient bank and returned to the affiliated shareholders’ account. The Trust has entered into an agreement with the affiliated shareholders that releases the Trust and the Cullen Value Fund from any liability relating to any unrecovered portion of the original $1.2 million misappropriated amount.

Cullen Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Cullen Funds Trust and Shareholders of Cullen International High Dividend Fund, Cullen High Dividend Equity Fund, Cullen Small Cap Value Fund, Cullen Value Fund, Cullen Emerging Markets High Dividend Fund and Cullen Enhanced Equity Income Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Cullen International High Dividend Fund, Cullen High Dividend Equity Fund, Cullen Small Cap Value Fund, Cullen Value Fund, Cullen Emerging Markets High Dividend Fund and Cullen Enhanced Equity Income Fund (constituting Cullen Funds Trust, hereafter collectively referred to as the "Funds") as of June 30, 2022, the related statements of operations for the year ended June 30, 2022, the statements of changes in net assets for each of the two years in the period ended June 30, 2022, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2022 and each of the financial highlights for each of the five years in the period ended June 30, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Denver, Colorado

September 21, 2022

We have served as the auditor of one or more investment companies in Cullen Funds Trust since 2000.

Cullen Funds

Additional Information

June 30, 2022 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report may be distributed to others only if preceded or accompanied by a current prospectus. The Funds are distributed by ALPS Distributors, Inc., a member of the FINRA.

How to Obtain a Copy of the Funds Proxy Voting Policy

A description of the policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 1-877-485-8586; (2) at www.cullenfunds.com; and (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. The Funds’ proxy voting record is available on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ended June 30.

Quarterly Filings on Form N-PORT

The Funds files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Funds’ N-PORT will also be available upon request by calling 1-877-485-8586.

Unaudited Section Tax Designations

Pursuant to Section 852(b)(3) of the Internal Revenue Code, Cullen Small Cap Value Fund designates $791,984, Cullen Value Fund designates $1,579,615 and Cullen High Dividend Equity Fund designates $93,731,568 as long-term capital gain distributions. The Cullen High Dividend Equity Fund's paid-in capital has been adjusted by $5,694,150 all of which is long-term capital gain, for distributions in connection with share redemptions (tax equalization).

The Funds designate the following as percentages of taxable ordinary income distributions, up to maximum amount allowable, for the calendar year ended December 31, 2021:

	Dividends Received Deduction	Qualified Dividend Income Percentage
Cullen International High Dividend Fund	6.99%	90.82%
Cullen High Dividend Equity Fund	86.99%	96.36%
Cullen Small Cap Value Fund	100.00%	100.00%
Cullen Value Fund	39.69%	44.84%
Cullen Emerging Markets High Dividend Fund	0.00%	78. 26%
Cullen Enhanced Equity Income Fund	30.72%	36.30%

In early 2022, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2021 via Form 1099. The Funds will notify shareholders in early 2023 of amounts paid to them by the Funds, if any, during the calendar year 2022.

The Funds designate the following for federal income tax purposes for the year ended June 30, 2022:

	Foreign Taxes Paid	Foreign Source income
Cullen International High Dividend Fund	$823,805	$7,135,282
Cullen Emerging Markets High Dividend Fund	$1,144,459	$14,889,691

Cullen Funds

Trustees and Officers

(Unaudited)

INTERESTED TRUSTEE
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	No. of Funds in Complex Overseen	Other Directorships held by Trustees
James P. Cullen*† Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1938	Trustee and CEO	Since 2000	Chairman and CEO, Controlling Member and Portfolio Manager, Cullen Capital Management LLC, since May 2000; Chairman and CEO, Schafer Cullen Capital Management, Inc., a registered investment adviser, from December 1982 to present.	6	None

INDEPENDENT TRUSTEE
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	No. of Funds in Complex Overseen	Other Directorships held by Trustees
Robert J. Garry c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1945	Independent Trustee	Since 2000	Retired since July 2010, Executive Vice President/ Chief Financial Officer, New York City Off-Track Betting Corporation, November 2007 to July 2010; Corporate Controller, Yonkers Racing Corporation, 2001 to September 2007; Chief Operations Officer, The Tennis Network Inc., March 2000 to 2001; Senior Vice President and Chief Financial Officer, National Thoroughbred Racing Association, 1998 to 2000; Director of Finance and Chief Financial Officer, United States Tennis Association, prior thereto.	6	None
Stephen G. Fredericks c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1942	Independent Trustee	Since 2002	Retired since July 2009, Institutional Trader, Raymond James & Associates, February 2002 to July 2009; Institutional Trader, ABN AMRO Inc, January 1995 to May 2001.	6	None
James H. Wildman c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1940	Independent Trustee	Since 2012	Retired since 2001; Managing Partner, King & Spalding, New York City, 1992 to 2001. Managing Partner, King & Spalding LLP, 1989 to 1992	6	None
Daniel J. Campbell c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1945	Independent Trustee	Since 2010	Retired since 2003; Managing Director Global Hybrid Capital Products, Deutsche Bank 2001 to 2003; Managing Director Preferred Bond Trading / Global Head Fixed Income Capital Products, Merrill Lynch 1983 to 2001.	6	None
Jeffrey Hemmings c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1941	Independent Trustee	Since 2015	Retired since November, 2012; Account Vice President, UBS Financial Services, Inc, 1988-2012, Account Executive, EFHutton and Co,. Inc. 1970-1988.	6	None
Walter H Forman c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1941	Independent Trustee	Since 2016	Diagnostic Radiologist. Co-owner of Palm Beach Radiology (Palm Beach Florida), a medical imaging center since June 2007.	6	None

Cullen Funds

Trustees and Officers

(Unaudited)

OFFICERS
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	No. of Funds in Complex Overseen	Other Directorships held by Trustees
Brooks H. Cullen† Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1967	Vice President	Since 2000	Vice Chairman and Portfolio Manager, Cullen Capital Management LLC, since May 2000; Vice Chairman and Portfolio Manager Schafer Cullen Capital Management, Inc., from 1996 to present.	N/A	N/A
Rahul D. Sharma Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1970	Secretary	Since 2000	Vice Chairman and Portfolio Manager, Cullen Capital Management LLC, since May 2000; Vice Chairman and Portfolio Manager Schafer Cullen Capital Management, Inc., from 1996 to present.	N/A	N/A
Bradley J. Swenson Paralel 1700 Broadway, Suite 1230 Denver, CO 80290 Born: 1972	Chief Compliance Officer	Since 2022

President and Chief Compliance Officer, Paralel Distributors LLC, since May 2022; Director of Compliance Services, Paralel Technologies, since May 2022; President, TruePeak Consulting, LLC, since August 2021; President, ALPS Fund Services, Inc. (“ALPS”) June 2019 to June 2021; Chief Operating Officer, ALPS 2015 to 2019; Chief Compliance Officer to ALPS, its affiliated entities, and to certain ETF, closed-end and open-end investment companies 2004-2015

				N/A	N/A
Jeffrey T. Battaglia Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1978	Treasurer	Since 2007	Chief Operating Officer, Cullen Capital Management LLC and Schafer Cullen Capital Management, Inc., since February 2007; Manager, KPMG LLP, from September 2001 to February 2007.	N/A	N/A

*	James P. Cullen is an “interested person” of the Trust (as that term is defined in the Investment Company Act) because of his affiliation with the Adviser.

**	Positions are held indefinitely until resignation or termination.

†	James P. Cullen and Brooks H. Cullen are father and son, respectively.

The Statement of Additional Information contains additional information about the Trustees and is available, free of charge, upon request by calling 1-877-485-8586.

Cullen Funds

Board Approval of Investment Advisory Agreements

June 30, 2022 (Unaudited)

At the May 12, 2022 meeting (“Meeting”) of the Board of Trustees (the “Board”) of Cullen Funds Trust (the “Trust”), the Board, including those Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), approved Cullen Capital Management LLC (the “Adviser”) to continue to serve as investment adviser to the Cullen High Dividend Equity Fund (the “High Dividend Fund”), the Cullen International High Dividend Fund (the “International Fund”), the Cullen Small Cap Value Fund (the “Small Cap Fund”), the Cullen Value Fund (the “Value Fund”), the Cullen Emerging Markets High Dividend Fund (the “Emerging Markets Fund”), and the Cullen Enhanced Equity Income Fund (the “Equity Income Fund”) (each, a “Fund” and collectively, the “Funds”) and approved the continuation of the separate investment advisory agreements between the Adviser and the Trust with respect to each Fund (the “Investment Advisory Agreements”), upon the same terms and conditions set forth therein, for an additional one-year period. The Independent Trustees met in several executive sessions in the weeks prior to the Meeting and at the Meeting itself, and discussed the approval of the Investment Advisory Agreements with counsel at each such executive session, who provided assistance and advice.

In considering the approval of the continuation of the Investment Advisory Agreements for the Funds, the Independent Trustees reviewed, among other things, the following items about the Adviser and the Funds, including: (i) copies of the Investment Advisory Agreements and Expense Limitation Agreements with respect to the Adviser’s management of each Fund; (ii) information describing the nature, quality, and extent of the services the Adviser will provide to each Fund, and the fees the Adviser receives from each Fund; (iii) information about the fees charged to other accounts managed by the Adviser’s affiliate, Schafer Cullen Capital Management, Inc. (“Schafer Cullen”); (iv) information concerning the Adviser’s financial condition, the profitability of managing the Funds to the Adviser, the business, operations and compliance program of the Adviser; (v) a copy of the current Form ADV for the Adviser; (vi) the Adviser’s responses to certain questions submitted by the Independent Trustees relating to the renewal process; and (vi) data compiled by FUSE Research Network LLC (“FUSE”) comparing, among other things, the advisory fees, expenses and performance of the Funds with fees, expenses and performance of other funds with similar investment objectives, policies and structure and to advisory fees paid by other clients of the Adviser. The Independent Trustees also considered the memorandum from Sidley Austin on the responsibilities of trustees in considering advisory arrangements under the 1940 Act described above as well as oral and written information presented at Board meetings throughout the year.

In considering the approval of the continuation of the Investment Advisory Agreements, the Independent Trustees considered and discussed the following with respect to each Fund:

The nature, extent, and quality of services provided to each Fund by the Adviser. The Independent Trustees reviewed the services that the Adviser provides to each Fund. In connection with the investment advisory services provided to each Fund, the Independent Trustees noted the responsibilities that the Adviser has as the Funds’ investment adviser, including, among other things: portfolio management and asset allocation; overall supervisory responsibility for the general management and investment of each Fund’s portfolio securities; and ultimate responsibility, subject to oversight by the Board, for the implementation of Board directives as they relate to the Funds.

The Independent Trustees reviewed the Adviser’s experience, resources (including assets and similar financial data), profitability from managing the Funds, and strengths in managing the Funds. Based on their consideration and review of the foregoing information, the Independent Trustees determined that each Fund was likely to continue to benefit from the nature, quality, and extent of these services, as well as the Adviser’s ability to render such services based on its experience, operations and resources.

Comparison of services provided and fees charged by the Adviser and other investment advisors to similar clients, and the cost of the services provided and profits realized by the Adviser from the relationship with the Funds. The Independent Trustees then compared both the services rendered and the fees paid pursuant to the Investment Advisory Agreements to contracts of other registered investment advisers providing services to similar funds. In particular, the Independent Trustees compared each Fund’s advisory fee and expense ratio to the advisory fees and expense ratios of other investment companies considered to be in such Fund’s peer group as discussed in the FUSE report. The Independent Trustees reviewed such comparisons on a quarterly basis as presented by FUSE but also such comparisons on a longer-term basis that reflected the performance of both the Funds and such peer funds over such period. The Independent Trustees noted that the Adviser has entered into expense limitation agreements whereby the Adviser reimburses expenses and/or waives fees to keep the expenses through October 31, 2022 for the: (i) High Dividend Fund’s Retail Class, Class C, Class I, Class R1 and Class R2 shares to 1.00%, 1.75%, 0.75%, 1.50% and 1.25% respectively, of the average net asset value of such respective Class; (ii) International Fund’s Retail Class, Class C, Class I, Class R1 and Class R2 shares of the Fund to 1.25%, 2.00%, 1.00%, 1.75% and 1.50% respectively, of the average net asset value of such respective Class; (iii) Small Cap Fund’s Retail Class, Class C, Class I, Class R1 and Class R2 shares of the Fund to 1.25%, 2.00%, 1.00%, 1.75% and 1.50% respectively, of the average net asset value of such respective Class; (iv) Emerging Markets Fund’s Retail Class, Class C, and Class I, of the Fund to 1.25%, 2.00%, and 1.00%, of the average net asset value of such respective Class; (v) Value Fund’s Retail Class, Class C, and Class I, to 1.00%, 1.75%, and 0.75%, respectively, of the average net asset value of such respective Class; and (vi) Equity Income Fund’s Retail Class, Class C, and Class I, to 1.00%, 1.75%, and 0.75%, respectively, of the average net asset value of such respective Class.

The Board also received and considered information about the fee rates charged to other accounts managed by the Adviser, including institutional accounts, and whether the Adviser was required to provide comparable, or lesser services, to such other accounts. The Independent Trustees noted that, except for the High Dividend Fund, the International Fund and the Value Fund, the actual and contractual investment advisory fees of each Fund were within the range of the actual and contractual investment advisory fees charged by other funds in such Fund’s peer group and that the fees charged by all Funds were reasonable in light of the overall scope of services provided by the Adviser to the Funds.

After comparing each Fund’s fees with those of other funds in such Fund’s peer group and considering the information about the fee rates charged to other accounts managed by the Adviser, and in light of the nature, quality, and extent of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, the Independent Trustees concluded that the level of fees paid to the Adviser with respect to each Fund were fair and reasonable.

The Adviser’s profitability and the extent to which economies of scale would be realized as each Fund grows and whether fee levels would reflect such economies of scale. The Independent Trustees discussed potential economies of scale and discussed the Adviser’s profitability, including the income it received in connection with its management of the Funds. The Independent Trustees discussed with representatives of the Adviser the costs of, and profitability to, the Adviser in connection with its serving as investment advisor to each Fund, including operational costs incurred.

Cullen Funds

Board Approval of Investment Advisory Agreements

June 30, 2022 (Continued) (Unaudited)

Investment performance of the Funds. The Independent Trustees considered the investment performance of the Funds on a quarterly basis and for the most recent fiscal year as a whole. In particular, the Independent Trustees considered the investment performance of the Funds relative to their stated objectives and the Adviser’s success in reaching such objectives. The Independent Trustees considered each Fund’s investment performance, including risk-adjusted returns, compared to the benchmark index that each Fund uses for comparison in its prospectus and shareholder reports and noted that each Fund’s performance was comparable to their respective benchmarks.

Expenses. The Independent Trustees considered each Fund’s total expense ratio (both including and excluding each Fund’s fee waiver and expense limitation arrangement) compared to the total expense ratios (both including and excluding each fund’s fee waiver and expense limitation arrangement) of other funds in each Fund’s peer group. The Independent Trustees noted that each Fund’s total expense ratio (including the Fund’s fee waiver and expense limitation arrangement) was within the range of the total expense ratios of other funds in each Fund’s peer group (including the peer group’s fee waiver and expense limitation arrangements), taking into account the performance of the Funds versus such peer group over a quarterly and longer-term basis.

Conclusion. After extensive discussion, it was determined that no single factor was determinative to the decision of the Independent Trustees. Based on the foregoing and such other matters as were deemed relevant, the Independent Trustees concluded that the advisory fee rates and total expense ratios were reasonable in relation to the services provided by the Adviser to the High Dividend Fund, International Fund, Small Cap Fund, Emerging Markets Fund, Value Fund, and Equity Income Fund, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Independent Trustees also found the investment advisory fees to be reasonable in comparison to the fees charged by advisors to other comparable funds of similar size. As a result, the Independent Trustees concluded that the continuation of each Investment Advisory Agreement was in the best interests of each Fund.

INVESTMENT ADVISOR

Cullen Capital Management LLC

645 Fifth Avenue

New York, NY 10022

DISTRIBUTOR

ALPS Distributors, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1900 16th Street, Suite 1600

Denver, CO 80202

LEGAL COUNSEL

Sidley Austin LLP

One South Dearborn Street

Chicago, IL 60603

ADMINISTRATOR AND ACCOUNTANT

Paralel Technologies LLC

1700 Broadway, Suite 1230

Denver, CO 80290

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

ALPS Fund Services, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

CUSTODIAN

Brown Brothers Harriman

50 Post Office Square

Boston, MA 02110

Must be accompanied or preceded by a prospectus. ALPS Distributors, Inc. is the Distributor for Cullen Funds.

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)	The registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, on behalf of the registrant.

(b)	For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

(e)	Not applicable.

(f)	The registrant’s Code of Ethics is filed herewith as Exhibit 13(a)(1).

Item 3.	Audit Committee Financial Expert.

(a)(1)	The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2)	The audit committee financial expert is Robert G. Garry, who is independent as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees: For the registrant’s fiscal years ended June 30, 2022 and June 30, 2021, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements were $257,000 and $225,000, respectively.

(b)	Audit-Related Fees: For the registrant’s fiscal years ended June 30, 2022 and June 30, 2021, the aggregate fees billed for professional services rendered by the principal accountant for assurance and related services that were reasonably related to the performance of the audit of the registrant’s financial statements not otherwise included under “Audit Fees” above were $0 and $0, respectively.

(c)	Tax Fees: For the registrant’s fiscal years ended June 30, 2022 and June 30, 2021, aggregate fees of $97,712 and $81,810, respectively, were billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.

(d)	All Other Fees: For the registrant’s fiscal years ended June 30, 2022 and June 30, 2021, aggregate fees of $0 and $0, respectively, were billed to registrant by the principal accountant for services other than the services reported in paragraphs (a) through (c) of this item. These services were related to International Reclaim Tax Services.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures: All services to be performed by the registrant's principal auditors must be pre-approved by the registrant's audit committee.

(e)(2)	No services described in paragraphs (b) through (d) were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the registrant’s principal accountant for the fiscal years ended June 30, 2022 and June 30, 2021 were $97,712 and $81,810, respectively.

(h)	Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)	The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

(b)	Not Applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	Assessment of the Registrant’s Control Environment

The Registrant’s disclosure controls and procedures are designed to ensure that information required to be disclosed in the reports that the Registrant files or submits under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission. Disclosure controls and procedures include, without limitation, controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant’s management (“Management”), including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. Management, including the principal executive officer and principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

For the fiscal year ended June 30, 2022, ALPS Fund Services Inc. (“ALPS”), served as the Registrant’s transfer agent responsible for authorizing and processing shareholder transactions.

In accordance with Rule 30a-3 under the 1940 Act, within 90 days prior to the filing date of this report on Form N-CSR, Management, with the participation of the principal executive officer and principal financial officer, evaluated the effectiveness of the disclosure controls and procedures of the Registrant. Based on their evaluation, the principal executive officer and principal financial officer have determined that the Registrant’s disclosure controls and procedures were not effective due to a material weakness in the operating effectiveness of controls specific to processing affiliated shareholders’ redemption requests. Specifically, additional and alternative verification procedures required in the Registrant’s prospectus were not performed over three affiliated shareholder redemption requests that were sent from an affiliated shareholder’s email account after it was successfully compromised as a result of a phishing attack. A material weakness (as defined in Rule 12b-2 under the Exchange Act) is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Funds’ annual or interim financial statements will not be prevented or detected on a timely basis. This material weakness did not result in any material misstatements of the Funds’ annual or semi-annual financial statements for the periods ended June 30, 2022 and December 31, 2021, respectively, but did result in additional required financial statement disclosure for the year ended June 30, 2022. As discussed in Note 11, the Registrant has entered into an agreement with the affiliated shareholders that releases Cullen Funds Trust and the Cullen Value Fund from any liability relating to any unrecovered portion of the original $1.2 million erroneously redeemed from the first two redemption requests.  The third redemption request was not processed after other measures detected the request as fraudulent.

While this material weakness did not result in any material misstatements of the Funds’ financial statements, this material weakness could result in a misstatement of contingent liability balances and related disclosures that could result in a material misstatement to the annual or semi-annual financial statements that would not be prevented or detected.

Remediation Plan Related to Material Weakness Identified Above

Effective as of September 6, 2022, the Funds’ transfer agency agreement with ALPS was terminated, and Paralel Technologies LLC (“Paralel”) assumed the role of the Funds’ transfer agent. Paralel requires that all incoming affiliated shareholder redemption requests be received in accordance with the Registrant’s prospectus and undertakes additional and alternative verification procedures as applicable when required. Management has assessed Paralel’s controls and has determined that they are designed effectively to detect and prevent any material misstatements in redemption processing on a timely basis. Therefore, Management believes that the design and implementation of the controls necessary to address the material weakness described in this Item have been completed in connection with the transition described above. However, Management will continue to evaluate and monitor the operating effectiveness of the controls for a sufficient period of time before concluding on remediation.

(b)	Changes in Internal Control over Financial Reporting

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13.	Exhibits.

(a)(1)	Registrant’s Code of Ethics, which is the subject of the disclosure required by Item 2 of Form N-CSR, is attached hereto.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT.

(a)(3)	None.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CULLEN FUNDS TRUST

By:	/s/ James P. Cullen
James P. Cullen
Chief Executive Officer

Date:	September 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James P. Cullen
James P. Cullen
Chief Executive Officer

Date:	September 22, 2022

By:	/s/ Jeffrey T. Battaglia
Jeffrey T. Battaglia
Treasurer

Date:	September 22, 2022